United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Quarter ended 10/31/15

Item 1. Schedule of Investments

Federated Automated Cash Management Trust
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.1%
		Finance - Automotive—0.1%
$1,318,587	[1,2]	TCF Auto Receivables Owner Trust 2015-1, Class A1, 0.400%, 6/15/2016	$1,318,587
		CERTIFICATES OF DEPOSIT—24.2%
		Finance - Banking—24.2%
15,000,000		BNP Paribas SA, 0.320%, 11/19/2015	15,000,000
21,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	21,000,000
30,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 11/16/2015	30,000,000
25,000,000		Credit Agricole Corporate and Investment Bank, 0.320% - 0.380%, 12/1/2015 - 12/18/2015	25,000,000
30,000,000		Credit Suisse AG, 0.310%, 11/9/2015	30,000,000
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.390% - 0.410%, 2/2/2016 - 2/10/2016	50,000,000
15,000,000		Mizuho Bank Ltd., 0.300%, 11/13/2015	15,000,000
20,000,000		Rabobank Nederland NV, Utrecht, 0.360%, 12/16/2015	20,000,000
40,000,000		Standard Chartered Bank PLC, 0.320% - 0.340%, 11/12/2015 - 12/15/2015	40,000,000
15,000,000		State Street Bank and Trust Co., 0.350%, 12/14/2015	15,000,000
5,000,000		Sumitomo Mitsui Banking Corp., 0.320%, 11/2/2015	5,000,000
10,000,000		Svenska Handelsbanken, Stockholm, 0.310%, 11/30/2015	10,000,040
23,000,000		Toronto Dominion Bank, 0.380% - 0.750%, 12/21/2015 - 8/8/2016	23,000,000
		TOTAL CERTIFICATES OF DEPOSIT	299,000,040
		COMMERCIAL PAPER—24.0%[3]
		Finance - Banking—15.6%
30,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% - 0.401%, 1/19/2016 - 2/3/2016	29,971,825
10,000,000		HSBC USA, Inc., 0.406%, 12/7/2015	9,995,950
10,000,000		ING (U.S.) Funding LLC, 0.310%, 11/13/2015	9,998,967
15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.396%, 11/9/2015	15,000,000
13,000,000	[1,2]	J.P. Morgan Securities LLC, 0.501%, 3/18/2016	12,975,083
15,000,000	[1,2]	LMA-Americas LLC, 0.320%, 12/16/2015 - 1/6/2016	14,993,067
5,000,000	[1,2]	Matchpoint Finance PLC, 0.340%, 12/1/2015	4,998,583
45,000,000	[1,2]	Nationwide Building Society, 0.400%, 12/3/2015 - 1/5/2016	44,971,167
25,000,000		Standard Chartered Bank PLC, 0.370%, 12/28/2015	24,985,354
15,000,000		State Street Corp., 0.451%, 12/21/2015	14,990,625
10,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.353%, 11/2/2015	10,000,000
		TOTAL	192,880,621
		Finance - Commercial—3.7%
34,200,000	[1,2]	Atlantic Asset Securitization LLC, 0.290% - 0.330%, 11/2/2015 - 11/19/2015	34,196,361
12,000,000	[1,2]	CIESCO, LLC, 0.481%, 2/10/2016	11,983,840
		TOTAL	46,180,201
		Finance - Retail—1.5%
3,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	2,996,550
15,000,000	[1,2]	Chariot Funding LLC, 0.421%, 2/16/2016	14,981,275
		TOTAL	17,977,825
		Sovereign—3.2%
30,000,000	[1,2]	Erste Abwicklungsanstalt, 0.320%, 11/20/2015	29,994,933
10,000,000	[1,2]	Erste Abwicklungsanstalt, 0.353%, 11/2/2015	10,000,000
		TOTAL	39,994,933
		TOTAL COMMERCIAL PAPER	297,033,580
1

Principal Amount			Value
		CORPORATE BOND—2.0%
		Finance - Commercial—2.0%
$25,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	$25,010,029
		CORPORATE NOTES—0.7%
		Insurance—0.7%
6,000,000	[1,2]	Metropolitan Life Global Funding I, 0.521%, 1/14/2016	6,005,326
1,300,000	[1,2]	Metropolitan Life Global Funding I, 0.851%, 1/15/2016	1,304,209
1,000,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	1,004,960
		TOTAL	8,314,495
		TOTAL CORPORATE NOTES	8,314,495
		NOTES - VARIABLE—26.4%[4]
		Aerospace/Auto—2.4%
10,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.424%, 11/5/2015	10,000,000
5,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.447%, 1/6/2016	5,000,000
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.467%, 11/27/2015	15,000,000
		TOTAL	30,000,000
		Finance - Banking—19.2%
5,980,000		BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.160%, 11/5/2015	5,980,000
15,000,000		BNP Paribas SA, Sr. Unsecured, 0.621%, 11/7/2015	15,000,518
10,000,000		Bank of Montreal, 0.327%, 11/12/2015	10,000,000
15,000,000		Bank of Nova Scotia, Toronto, 0.346%, 11/16/2015	15,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.371%, 11/17/2015	5,000,000
8,235,000		California Statewide CDA, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.360%, 11/5/2015	8,235,000
10,000,000		J.P. Morgan Securities LLC, 0.457%, 11/23/2015	10,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.150%, 11/5/2015	25,000,000
10,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.110%, 11/5/2015	10,000,000
3,468,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.150%, 11/5/2015	3,468,000
10,000,000		Rabobank Nederland NV, Utrecht, 0.338%, 11/30/2015	10,000,000
10,000,000		Rabobank Nederland NV, Utrecht, 0.397%, 11/18/15	10,000,000
5,000,000		Royal Bank of Canada, Montreal, 0.315%, 11/23/2015	5,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.409%, 1/11/2016	20,000,000
10,000,000		Royal Bank of Canada, Montreal, 0.571%, 1/14/2016	10,000,000
7,260,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2015	7,260,000
10,000,000		Toronto Dominion Bank, 0.344%, 11/9/2015	10,000,000
12,000,000		Toronto Dominion Bank, 0.345%, 11/6/2015	12,000,000
15,000,000		Toronto Dominion Bank, 0.347%, 11/23/2015	15,000,000
5,000,000		Toronto Dominion Bank, 0.351%, 1/15/2016	5,000,000
25,000,000		Wells Fargo Bank, N.A., 0.499%, 12/22/2015	25,000,000
		TOTAL	236,943,518
		Finance - Commercial—1.7%
15,000,000	[1,2]	Fairway Finance Co. LLC, 0.354%, 11/3/2015	15,000,000
2,111,000		General Electric Capital Corp., 0.518%, 1/8/2016	2,111,616
350,000		General Electric Capital Corp., 0.551%, 1/14/2016	350,028
3,400,000		General Electric Capital Corp., 0.918%, 1/8/2016	3,403,416
		TOTAL	20,865,060
		Finance - Retail—0.8%
10,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.426%, 11/13/2015	10,000,000
		Government Agency—2.3%
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.140%, 11/5/2015	9,920,000
5,800,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.170%, 11/5/2015	5,800,000
1,390,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.390%, 11/5/2015	1,390,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	7,450,000
2

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—continued
$3,865,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 0.250%, 11/5/2015	$3,865,000
	TOTAL	28,425,000
	TOTAL NOTES—VARIABLE	326,233,578
	OTHER REPURCHASE AGREEMENTS—5.3%
	Finance - Banking—5.3%
10,000,000	BNP Paribas Securities Corp., 0.355% - 0.507%, 11/2/2015, interest in a $500,000,000 collateralized loan agreement, dated 8/6/2015-10/30/2015, will repurchase securities provided as collateral for $250,258,750, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and U.S. Government Agency securities with a market value of $510,260,240 have been received as collateral and held with as tri-party agent.	10,000,000
15,000,000	Citigroup Global Markets, Inc., 0.558%, 11/2/2015, interest in a $75,000,000 collateralized loan agreement, dated 10/30/2015, will repurchase securities provided as collateral for $75,003,438, in which asset-backed securities and collateralized mortgage obligations with a market value of $76,503,536 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000	HSBC Securities (USA), Inc., 0.253%, 11/2/2015, interest in a $170,000,000 collateralized loan agreement, dated 10/30/2015, will repurchase securities provided as collateral for $170,003,542, in which corporate bonds with a market value of $173,403,552 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
10,000,000	J.P. Morgan Securities LLC, 0.436%, 12/6/2015, interest in a $400,000,000 collateralized loan agreement, dated 9/8/2015, will repurchase securities provided as collateral for $400,430,000, in which asset-backed securities with a market value of $408,253,555 have been received as collateral and held with JPMorgan Chase as tri-party agent.	10,000,000
5,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355% - 0.456%, 11/2/2015, interest in a $275,000,000 collateralized loan agreement, dated 10/30/2015, will repurchase securities provided as collateral for $275,008,854, in which asset-backed securities, collateralized mortgage obligations and corporate bonds, with a market value of $280,509,281 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	65,000,000
	REPURCHASE AGREEMENTS—17.7%
118,164,000	Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,700,014,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $1,749,821,378.	118,164,000
100,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,562,277,754.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	218,164,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	1,240,074,309
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(5,279,953)
	TOTAL NET ASSETS—100%	$1,234,794,356
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $246,723,941, which represented 20.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $246,723,941, which represented 20.0% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
3

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
SA	—Support Agreement
4
Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.5%
		Finance - Automotive—0.2%
$21,377,419		Santander Drive Auto Receivables Trust 2015-4, Class A1, 0.50%, 9/15/2016	$21,377,419
262,262		SMART ABS Series 2015-1US Trust, Class A1, 0.40%, 3/14/2016	262,261
4,588,034	[1,2]	Westlake Automobile Receivables Trust 2015-2, Class A1, 0.60%, 7/15/2016	4,588,034
		TOTAL	26,227,714
		Finance - Equipment—0.6%
635,869	[1,2]	Ascentium Equipment Receivables LLC 2015-1A, Class A1, 0.48%, 3/10/2016	635,869
9,012,696	[1,2]	Axis Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.52%, 4/20/2016	9,012,696
15,027,474	[1,2]	BCC Funding X LLC Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.80%, 6/20/2016	15,027,474
25,462,646	[1,2]	Engs Commercial Finance Trust 2015-1, Class A1, 0.70%, 8/22/2016	25,462,646
3,921,858	[1,2]	Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.50%, 5/16/2016	3,921,858
4,746,080	[1,2]	MMAF Equipment Finance LLC 2015-A, Class A1, 0.39%, 6/3/2016	4,746,080
5,525,660	[1,2]	Navitas Equipment Receivables LLC 2015-1, Class A1, 0.55%, 4/15/2016	5,525,660
2,409,692	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.35%, 3/15/2016	2,409,692
16,188,218	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.40%, 6/20/2016	16,188,218
		TOTAL	82,930,193
		Finance - Retail—0.7%
92,500,000	[1,2]	Fosse Master Issuer PLC 2015-1, Class A1, 0.377%, 1/18/2016	92,500,000
		TOTAL ASSET-BACKED SECURITIES	201,657,907
		BANK NOTES—0.7%
		Banking—0.7%
98,000,000		Bank of America N.A., 0.34%, 12/1/2015	98,000,000
		TOTAL BANK NOTES	98,000,000
		CERTIFICATES OF DEPOSIT—31.3%
		Banking—31.3%
75,000,000		Bank of Nova Scotia, Toronto, 0.33%, 11/9/2015	75,000,000
600,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.32% - 0.40%, 11/16/2015 - 2/25/2016	600,000,000
390,000,000		BNP Paribas SA, 0.12% - 0.32%, 11/5/2015 - 11/19/2015	390,000,000
305,000,000		Credit Agricole Corporate and Investment Bank, 0.32%, 11/3/2015 - 12/18/2015	305,000,000
200,000,000		Credit Suisse AG, 0.31%, 11/9/2015	200,000,000
500,000,000		DNB Bank ASA, 0.09%, 11/5/2015	500,000,000
270,000,000		KBC Bank N.V., 0.11%, 11/5/2015	270,000,000
250,000,000		Mizuho Bank Ltd., 0.29% - 0.30%, 11/13/2015 - 1/29/2016	250,000,000
200,000,000		Mizuho Bank Ltd., 0.34%, 1/15/2016	199,858,456
140,000,000		Natixis, 0.40%, 2/4/2016	140,000,000
500,000,000		Standard Chartered Bank PLC, 0.35% - 0.385%, 12/4/2015 - 1/27/2016	500,000,000
597,000,000		Sumitomo Mitsui Banking Corp., 0.32% - 0.40%, 11/9/2015 - 2/17/2016	597,000,000
150,000,000		Svenska Handelsbanken, Stockholm, 0.31%, 11/30/2015	150,000,604
85,000,000		Toronto Dominion Bank, 0.38% - 0.75%, 12/21/2015 - 8/8/2016	85,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,261,859,060
		COMMERCIAL PAPER—23.6%[3]
		Aerospace/Auto—0.3%
35,800,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.45%, 11/2/2015 - 11/5/2015	35,798,488
		Banking—12.0%
350,000,000	[1,2]	Barclays US Funding LLC, 0.12%, 11/2/2015	349,998,833
65,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.421% - 0.552%, 1/26/2016 - 3/21/2016	64,877,242
185,000,000	[1,2]	BNP Paribas SA, 0.13% - 0.36%, 11/4/2015 - 12/1/2015	184,989,321
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—continued
$20,000,000	[1,2]	Gotham Funding Corp., 0.20%, 11/19/2015	$19,998,000
40,000,000		HSBC USA, Inc., 0.406%, 12/2/2015	39,986,050
18,000,000	[1,2]	J.P. Morgan Securities LLC, 0.501%, 3/18/2016	17,965,500
113,000,000	[1,2]	LMA-Americas LLC, 0.33% - 0.35%, 11/20/2015 - 12/8/2015	112,969,186
105,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.36%, 12/14/2015	104,954,850
300,000,000	[1,2]	Nationwide Building Society, 0.37% - 0.40%, 11/23/2015 - 12/16/2015	299,879,056
50,000,000		Standard Chartered Bank PLC, 0.34%, 11/23/2015	49,989,611
138,000,000	[1,2]	Standard Chartered Bank PLC, 0.391%, 2/22/2016	137,831,065
85,000,000	[1,2]	Starbird Funding Corp., 0.36%, 12/10/2015	84,966,850
159,000,000	[1,2]	Versailles Commercial Paper LLC, 0.30% - 0.35%, 11/2/2015 - 12/9/2015	158,952,172
		TOTAL	1,627,357,736
		Chemicals—0.6%
10,000,000	[1,2]	DuPont (E.I.) de Nemours & Co., 0.42%, 11/30/2015	9,996,617
68,235,000		PPG Industries, Inc., 0.40% - 0.45%, 11/5/2015 - 11/24/2015	68,224,598
		TOTAL	78,221,215
		Container/Packaging—0.0%
3,700,000	[1,2]	Bemis Co., Inc., 0.43%, 11/9/2015	3,699,646
		Electric Power—0.3%
42,885,000		Virginia Electric & Power Co., 0.41% - 0.42%, 11/9/2015 - 11/12/2015	42,880,479
		Electrical Equipment—0.4%
53,840,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.40% - 0.45%, 11/10/2015 - 11/24/2015	53,827,133
		Finance - Commercial—0.9%
120,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.32% - 0.33%, 11/19/2015 - 1/14/2016	119,965,417
		Finance - Retail—7.3%
75,000,000		American Express Credit Corp., 0.35%, 2/2/2016	74,932,188
25,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	24,971,250
115,000,000	[1,2]	Chariot Funding LLC, 0.401% - 0.501%, 1/7/2016 - 2/22/2016	114,873,694
95,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.30% - 0.421%, 11/6/2015 - 2/16/2016	94,928,292
687,000,000	[1,2]	Sheffield Receivables Company LLC, 0.36% - 0.431%, 11/3/2015 - 3/4/2016	686,675,210
		TOTAL	996,380,634
		Finance - Securities—0.0%
5,000,000	[1,2]	GE Capital International Funding Co., 0.964%, 4/15/2016	5,009,814
		Food & Beverage—0.5%
69,998,000	[1,2]	Agrium, Inc., 0.43% - 0.55%, 11/2/2015 - 12/1/2015	69,987,191
		Oil & Oil Finance—0.2%
18,630,000		Motiva Enterprises LLC, 0.43%, 11/2/2015	18,629,777
		Sovereign—0.7%
100,000,000	[1,2]	Kells Funding, LLC, 0.421%, 1/18/2016	99,912,500
		Telecommunications—0.4%
49,800,000	[1,2]	Bell Canada, 0.42%, 11/3/2015 - 11/24/2015	49,790,590
6,700,000	[1,2]	NBC Universal Enterprise, Inc., (GTD by Comcast Corp.), 0.42%, 11/4/2015	6,699,765
		TOTAL	56,490,355
		TOTAL COMMERCIAL PAPER	3,208,160,385
		CORPORATE BONDS—0.3%
		Banking—0.1%
3,385,000		Canadian Imperial Bank of Commerce, 2.35%, 12/11/2015	3,392,072
6,310,000		Wells Fargo & Co., 0.847%, 7/20/2016	6,327,620
		TOTAL	9,719,692
		Finance - Commercial—0.0%
2,475,000		General Electric Capital Corp., 2.25%, 11/9/2015	2,475,993
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Oil & Oil Finance—0.2%
$22,500,000		BP Capital Markets PLC, 0.70%, 11/6/2015	$22,500,900
		TOTAL CORPORATE BONDS	34,696,585
		NOTES-VARIABLE—27.6%[4]
		Aerospace/Auto—1.2%
5,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.447%, 1/6/2016	5,000,000
70,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.447%, 1/6/2016	70,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.472%, 11/27/2015	50,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.331%, 1/15/2016	20,000,000
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.299%, 11/16/2015	25,000,000
		TOTAL	170,000,000
		Banking—25.1%
35,000,000		Bank of Montreal, 0.307%, 11/12/2015	35,000,000
50,000,000		Bank of Montreal, 0.327%, 11/12/2015	50,000,000
90,000,000		Bank of Montreal, 0.347%, 11/18/2015	90,000,000
25,000,000		Bank of Montreal, 0.355%, 11/23/2015	25,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.354%, 11/3/2015	100,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.414%, 11/9/2015	50,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.342%, 11/18/2015	10,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.371%, 11/17/2015	15,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.386%, 12/16/2015	20,000,000
13,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.397%, 11/23/2015	13,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), (LIQ: JP Morgan Chase), 0.15%, 11/2/2015	124,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), (LIQ: JP Morgan Chase), 0.15%, 11/2/2015	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), (LIQ: JP Morgan Chase), 0.15%, 11/2/2015	34,140,000
113,000,000	[1,2]	BlackRock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), (LIQ: JP Morgan Chase), 0.15%, 11/2/2015	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), (LIQ: JP Morgan Chase), 0.15%, 11/2/2015	20,000,000
50,000,000		BMO Harris Bank, N.A., 0.403%, 11/2/2015	50,000,000
10,000,000		BNP Paribas SA, Sr. Unsecured, 0.621%, 11/7/2015	10,000,345
21,600,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.24%, 11/5/2015	21,600,000
4,700,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.24%, 11/5/2015	4,700,000
125,000,000	[1,2]	Commonwealth Bank of Australia, 0.353%, 11/2/2015	125,000,000
75,000,000	[1,2]	Commonwealth Bank of Australia, 0.375%, 11/4/2015	75,000,000
150,000,000	[1,2]	Commonwealth Bank of Australia, 0.375%, 11/4/2015	149,997,135
52,525,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.16%, 11/5/2015	52,525,000
3,780,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.00%, 11/5/2015	3,780,000
9,257,200		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.24%, 11/5/2015	9,257,200
160,000,000		HSBC Bank USA, N.A., 0.363%, 11/2/2015	160,000,000
15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.399%, 11/16/2015	15,000,000
7,000,000		J.P. Morgan Securities LLC, 0.436%, 11/16/2015	7,000,000
50,000,000		J.P. Morgan Securities LLC, 0.457%, 11/23/2015	50,000,000
100,000,000		J.P. Morgan Securities LLC, 0.498%, 11/30/2015	100,000,000
8,690,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.54%, 11/3/2015	8,690,000
7,000,000		Maryland State EDC, Human Genome Sciences Series 2001-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.54%, 11/3/2015	7,000,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.17%, 11/5/2015	5,375,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.13%, 11/5/2015	25,000,000
50,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.347%, 1/29/2016	50,000,000
120,000,000		Natixis, 0.325%, 11/10/2015	120,000,000
15,000,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.15%, 11/5/2015	15,000,000
14,835,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.22%, 11/5/2015	14,835,000
3

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$14,810,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1011), (LIQ: Bank of America), 0.40%, 11/2/2015	$14,810,000
60,000,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1014), (LIQ: Bank of America), 0.40%, 11/2/2015	60,000,000
147,000,000		Rabobank Nederland NV, Utrecht, 0.397%, 11/18/2015	147,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.284%, 11/3/2015	100,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.287%, 11/19/2015	100,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.314%, 11/9/2015	150,000,000
115,000,000		Royal Bank of Canada, Montreal, 0.317%, 11/12/2015	115,000,000
50,000,000		Royal Bank of Canada, Montreal, 0.571%, 1/14/2016	50,000,000
8,600,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.24%, 11/5/2015	8,600,000
30,000,000		State Street Bank and Trust Co., 0.399%, 11/12/2015	30,000,000
15,000,000		Toronto Dominion Bank, 0.287%, 11/18/2015	15,000,000
125,000,000		Toronto Dominion Bank, 0.344%, 11/4/2015	125,000,000
40,000,000		Toronto Dominion Bank, 0.367%, 11/12/2015	40,000,000
150,000,000		Toronto Dominion Bank, 0.434%, 11/4/2015	150,000,000
40,000,000		Toronto Dominion Bank, Sr. Unsecured, 0.491%, 1/13/2016	40,010,212
364,580,000		Wells Fargo Bank, N.A., 0.499%, 12/22/2015	364,580,000
50,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.353%, 11/2/2015	50,000,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 0.25%, 11/5/2015	13,000,000
2,640,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.15%, 11/5/2015	2,640,000
		TOTAL	3,410,974,892
		Finance - Automotive—0.4%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.523%, 1/7/2016	50,000,000
		Finance - Commercial—0.3%
15,000,000		General Electric Capital Corp., Sr. Unsecured, 0.545%, 12/21/2015	15,015,104
3,390,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.17%, 11/5/2015	3,390,000
21,225,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.25%, 11/5/2015	21,225,000
3,880,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.25%, 11/5/2015	3,880,000
		TOTAL	43,510,104
		Finance - Retail—0.2%
35,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.426%, 12/14/2015	35,000,000
		Government Agency—0.2%
600,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.35%, 11/5/2015	600,000
10,057,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.15%, 11/5/2015	10,057,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, 0.13%, 11/5/2015	14,000,000
		TOTAL	24,657,000
		Municipal—0.2%
27,000,000		Ohio Water Development Authority, Fresh Water Series 2015-17, 0.409%, 5/1/2016	27,000,000
		TOTAL NOTES-VARIABLE	3,761,141,996
		MUNICIPALS—0.0%
		Municipal—0.0%
1,090,000		New Rochelle, NY, (2015 Series B), 1.50%, 3/4/2016	1,092,748
		TOTAL MUNICIPALS	1,092,748
		OTHER REPURCHASE AGREEMENTS—8.4%
50,000,000		Barclays Capital, Inc., 0.81%, 1/8/2016, interest in a $50,000,000 collateralized loan agreement, dated 10/2/2015, will repurchase securities provided as collateral for $50,110,350, in which asset-backed securities, collateralized mortgage obligation with a market value of $51,035,828 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
5,000,000		BNP Paribas Securities Corp., 0.15%, 11/2/2015, interest in a $35,000,000 collateralized loan agreement, dated 10/30/2015, will repurchase securities provided as collateral for $35,000,438, in which convertible bonds with a market value of $35,700,491 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$435,000,000	Citigroup Global Markets, Inc., 0.23% - 0.80%, 11/2/2015 - 12/15/2015, interest in a $435,000,000 collateralized loan agreement, dated 10/16/2015 - 10/30/2015, will repurchase securities provided as collateral for $435,274,104, in which common stock, asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $443,785,244 have been received as collateral and held with BNY Mellon as tri-party agent.	$435,000,000
145,000,000	Credit Suisse Securities (USA) LLC, 0.78% - 0.82%, 11/2/2015 - 12/17/2015, interest in a $145,000,000 collateralized loan agreement, dated 8/3/2015 - 9/18/2015, will repurchase securities provided as collateral for $145,287,850, in which asset-backed securities, collateralized mortgage obligation with a market value of $148,163,905 have been received as collateral and held with BNY Mellon as tri-party agent.	145,000,000
19,600,000	Goldman Sachs & Co., 0.15%, 11/6/2015, interest in a $19,600,000 collateralized loan agreement, dated 10/30/2015, will repurchase securities provided as collateral for $19,600,572, in which collateralized mortgage obligation, U.S. Government Agency securities with a market value of $19,992,251 have been received as collateral and held with BNY Mellon as tri-party agent.	19,600,000
355,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35% - 0.71%, 11/2/2015 - 7/26/2016, interest in a $405,000,000 collateralized loan agreement, dated 7/29/2015 - 10/30/2015, will repurchase securities provided as collateral for $405,759,601, in which asset-backed securities, collateralized mortgage obligation with a market value of $413,169,435 have been received as collateral and held with BNY Mellon as tri-party agent.	355,000,000
130,000,000	Wells Fargo Securities LLC, 0.50%, 1/13/2016,interest in a $42,292 collateralized loan agreement, dated 10/15/2015, will repurchase securities provided as collateral for $42,345, in which convertible bonds, convertible preferred bonds and exchange-traded funds, Unit Investment Trust with a market value of $132,633,164 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,139,600,000
	REPURCHASE AGREEMENTS—6.6%
500,000,000	Interest in $1,550,000,000 joint repurchase agreement, 0.09% dated 10/30/2015 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $1,550,011,625 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury and U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $1,586,076,021.	500,000,000
398,850,000	Interest in $1,550,000,000 joint repurchase agreement, 0.08% dated 10/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,550,010,333 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Corporate bonds, U.S Treasury and U.S. Government Agency Securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,581,010,551.	398,850,000
	TOTAL REPURCHASE AGREEMENTS	898,850,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	13,605,058,681
	OTHER ASSETS AND LIABILITIES—0.0%[6]	3,879,082
	TOTAL NET ASSETS—100%	$13,608,937,763
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.1% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $4,107,623,044, which represented 30.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $4,107,623,044, which represented 30.2% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets a October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation
5

Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments in the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
6
Federated Government Reserves Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—45.7%
$11,826,000		Federal Farm Credit System Notes, 0.42% - 6.03%, 3/21/2016 - 6/24/2016	$11,866,193
373,000,000	[1]	Federal Farm Credit System Discount Notes, 0.203% - 0.357%, 11/13/2015 - 5/23/2016	372,623,029
1,110,460,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.143% - 0.29%, 11/1/2015 - 11/29/2015	1,110,589,612
1,156,935,000		Federal Home Loan Bank System Notes, 0.18% - 0.41%, 11/2/2015 - 7/13/2016	1,156,875,798
1,465,795,000	[1]	Federal Home Loan Bank System Discount Notes, 0.112% - 0.357%, 11/16/2015 - 5/23/2016	1,464,453,467
769,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.147% - 0.263%, 11/2/2015 - 1/27/2016	769,430,450
16,835,000		Federal Home Loan Mortgage Corp. Notes, 0.375% - 0.40%, 3/30/2016 - 5/27/2016	16,839,817
218,938,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.142% - 0.259%, 1/5/2016 - 2/11/2016	218,828,466
261,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.185% - 0.20%, 11/12/2015	261,458,842
78,320,000		Federal National Mortgage Association Notes, 0.375% - 5.00%, 12/21/2015 - 3/30/2016	79,300,864
215,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.152% - 0.326%, 12/1/2015 - 3/9/2016	214,847,945
240,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.204% - 0.214%, 11/8/2015 - 11/20/2015	239,956,402
		TOTAL GOVERNMENT AGENCIES	5,917,070,885
		U.S. TREASURY—0.3%
46,000,000		United States Treasury Notes, 4.50%, 2/15/2016	46,562,560
		REPURCHASE AGREEMENTS—50.1%
1,050,000,000		Interest in $1,550,000,000 joint repurchase agreement, 0.09% dated 10/30/2015 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $1,550,011,625 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $1,586,076,021.	1,050,000,000
1,029,250,000		Interest in $1,550,000,000 joint repurchase agreement, 0.08% dated 10/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,550,010,333 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,581,010,551.	1,029,250,000
100,000,000		Repurchase agreement, 0.08% dated 10/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,000,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2018 and the market value of those underlying securities was $102,000,717.	100,000,000
300,000,000		Repurchase agreement, 0.09% dated 10/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $300,005,250 on 11/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2045 and the market value of those underlying securities was $306,002,295.	300,000,000
250,000,000	[3]	Repurchase agreement, 0.09% dated 10/6/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,018,750 on 11/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $255,017,213.	250,000,000
750,000,000	[3]	Repurchase agreement, 0.10% dated 10/19/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $750,062,500 on 11/18/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2023 and the market value of those underlying securities was $765,029,755.	750,000,000
250,000,000		Repurchase agreement, 0.10% dated 10/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,002,083 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2056 and the market value of those underlying securities was $255,002,518.	250,000,000
550,000,000		Repurchase agreement, 0.09% dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $550,004,125 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2045 and the market value of those underlying securities was $561,328,893.	550,000,000
75,000,000		Repurchase agreement, 0.09% dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $75,000,563 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2019 and the market value of those underlying securities was $76,500,607.	75,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement, 0.09% dated 10/29/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,008,750 on 11/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,005,127.	$500,000,000
750,000,000	Repurchase agreement, 0.10% dated 10/30/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,006,250 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $765,006,387.	750,000,000
500,000,000	Repurchase agreement, 0.07% dated 10/28/2015 under which Goldman Sachs & Co. will repurchase the securities provided as collateral for $500,006,806 on 11/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $510,908,887.	500,000,000
85,500,000	Interest in $100,000,000 joint repurchase agreement, 0.07% dated 10/30/2015 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,000,583 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $102,000,629.	85,500,000
250,000,000	Repurchase agreement, 0.08% dated 10/30/2015 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $250,001,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2018 and the market value of those underlying securities was $255,001,777.	250,000,000
46,000,000	Repurchase agreement, 0.10% dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $46,000,383 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2025 and the market value of those underlying securities was $46,920,391.	46,000,000
	TOTAL REPURCHASE AGREEMENTS	6,485,750,000
	TOTAL INVESTMENTS—96.1% (AT AMORTIZED COST)[4]	12,449,383,445
	OTHER ASSETS AND LIABILITIES - NET—3.9%[5]	505,290,575
	TOTAL NET ASSETS—100%	$12,954,674,020
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3
Federated Master Trust
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.2%
		Finance - Equipment—0.2%
$172,121	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.350%, 3/15/2016	$172,121
		BANK NOTE—2.0%
		Finance - Banking—2.0%
2,000,000		Bank of America N.A., 0.340%, 12/1/2015	2,000,000
		CERTIFICATES OF DEPOSIT—22.3%
		Finance - Banking—22.3%
2,000,000		Bank of Montreal, 0.230%, 12/28/2015	2,000,222
4,000,000		Bank of Nova Scotia, Toronto, 0.330% - 0.340%, 11/9/2015 - 11/24/2015	4,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320% - 0.400%, 11/16/2015 - 2/26/2016	5,000,000
3,000,000		Credit Agricole Corporate and Investment Bank, 0.320%, 12/18/2015	3,000,000
1,000,000		Mizuho Bank Ltd., 0.300%, 11/13/2015	1,000,000
2,000,000		Rabobank Nederland NV, Utrecht, 0.360%, 12/16/2015	2,000,000
2,000,000		Rabobank Nederland NV, Utrecht, 0.413%, 3/18/2016	2,000,000
3,000,000		Standard Chartered Bank PLC, 0.320% - 0.385%, 11/12/2015 - 1/27/2016	3,000,000
		TOTAL	22,000,222
		TOTAL CERTIFICATES OF DEPOSIT	22,000,222
		COMMERCIAL PAPER—18.2%[3]
		Finance - Banking—10.1%
2,000,000	[1,2]	BNP Paribas SA, 0.330%, 12/21/2015	1,999,083
1,000,000		J.P. Morgan Securities LLC, 0.436%, 11/16/2015	1,000,000
3,000,000	[1,2]	Nationwide Building Society, 0.370% - 0.400%, 11/20/2015 - 12/16/2015	2,999,110
1,000,000		Royal Bank of Canada, Montreal, 0.409%, 1/11/2016	1,000,000
2,000,000		Standard Chartered Bank PLC, 0.370%, 12/28/2015	1,998,828
1,000,000		Toronto Dominion Bank, 0.345%, 11/6/2015	1,000,000
		TOTAL	9,997,021
		Finance - Commercial—3.0%
3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.320%, 1/14/2016	2,998,026
		Finance - Retail—5.1%
1,000,000	[1,2]	Barton Capital LLC, 0.310%, 1/13/2016	999,371
1,000,000	[1,2]	CAFCO, LLC, 0.501%, 2/11/2016	998,583
3,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360% - 0.431%, 11/5/2015 - 3/1/2016	2,997,070
		TOTAL	4,995,024
		TOTAL COMMERCIAL PAPER	17,990,071
		CORPORATE BOND—1.0%
		Finance - Commercial—1.0%
1,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	1,000,402
		CORPORATE NOTE—2.5%
		Finance - Banking—2.5%
2,500,000		Canadian Imperial Bank of Commerce, 2.350%, 12/11/2015	2,505,253
		NOTES - VARIABLE—13.8%[4]
		Aerospace/Auto—5.6%
1,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.447%, 1/6/2016	1,000,000
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.467%, 11/27/2015	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 11/16/2015	2,000,000
1

Principal Amount or Shares		Value
	NOTES - VARIABLE—continued[4]
	Aerospace/Auto—continued
$500,000	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.331%, 1/15/2016	$500,000
	TOTAL	5,500,000
	Finance - Banking—6.2%
1,000,000	Bank of Montreal, 0.327%, 11/12/2015	1,000,000
1,000,000	Bank of Nova Scotia, Toronto, 0.409%, 11/16/2015	1,000,000
1,000,000	HSBC Bank USA, N.A., 0.354%, 11/9/2015	1,000,000
1,115,000	JPMorgan Chase & Co., 0.952%,11/27/2015	1,115,549
1,000,000	Royal Bank of Canada, Montreal, 0.315%, 11/23/2015	1,000,000
1,000,000	Toronto Dominion Bank, 0.287%, 11/18/2015	1,000,000
	TOTAL	6,115,549
	Government Agency—2.0%
2,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.140%, 11/5/2015	2,000,000
	TOTAL NOTES—VARIABLE	13,615,549
	OTHER REPURCHASE AGREEMENTS—10.2%
	Finance - Banking—10.2%
2,000,000	BNP Paribas Securities Corp., 0.507%, 11/4/2015, interest in a $200,000,000 collateralized loan agreement, dated 8/6/2015, will repurchase securities provided as collateral for $200,250,000, in which asset-backed securities and corporate bonds with a market value of $204,249,334 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
500,000	Citigroup Global Markets, Inc., 0.558%, 11/2/2015, interest in a $75,000,000 collateralized loan agreement dated 10/30/2015, will repurchase securities provided as collateral for $75,003,438, in which asset-backed securities, a corporate bond and collateralized mortgage obligations with a market value of $76,503,536 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
600,000	Credit Suisse Securities (USA) LLC, 0.791%, 11/2/2015, interest in a $115,600,000 collateralized loan agreement dated 8/3/2015, will repurchase securities provided as collateral for $115,827,925, in which asset-backed securities and collateralized mortgage obligations with a market value of $118,137,397 have been received as collateral and held with JPMorgan Chase as tri-party agent.	600,000
1,000,000	HSBC Securities (USA), Inc., 0.253%, 11/2/2015, interest in a $170,000,000 collateralized loan agreement dated 10/30/2015, will repurchase securities provided as collateral for $170,003,542, in which corporate bonds and a medium-term note security with a market value of $173,403,552 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
1,000,000	JPMorgan Securities LLC, 0.406%, 1/4/2016, interest in a $250,000,000 collateralized loan agreement dated 9/30/2015, will repurchase securities provided as collateral for $250,266,667, in which asset-backed securities with a market value of $255,085,171 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
2,000,000	RBC Capital Markets, LLC, 0.345%, 12/17/2015, interest in a $300,000,000 collateralized loan agreement dated 9/18/2015, will repurchase securities provided as collateral for $300,255,000, in which corporate bonds and medium-term notes with a market value of $306,130,784 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
3,000,000	Wells Fargo Securities LLC, 0.507%, 1/19/2016, interest in a $200,000,000 collateralized loan agreement dated 10/19/2015, will repurchase securities provided as collateral for $200,255,556, in which collateralized mortgage obligations with a market value of $204,039,667 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	10,100,000
	REPURCHASE AGREEMENTS—29.8%
	Finance - Banking—29.8%
19,462,000	Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,700,014,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $1,749,821,378.	19,462,000
10,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,562,277,754.	10,000,000
	TOTAL REPURCHASE AGREEMENTS	29,462,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	98,845,618
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	34,466
	TOTAL NET ASSETS—100%	$98,880,084
2

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $13,163,364, which represented 13.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $13,163,364, which represented 13.3% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
SA	—Support Agreement
3
Federated Municipal Trust
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.4%[1,2]
		Alabama—5.6%
$15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.09%, 11/6/2015	$15,000,000
12,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.04%, 11/2/2015	12,000,000
6,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.06%, 11/6/2015	6,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.04%, 11/6/2015	4,175,000
		TOTAL	37,175,000
		Arizona—0.8%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (AGM INS)/(Credit Suisse, Zurich LIQ), 0.17%, 11/6/2015	5,000,000
		California—8.3%
29,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.15%, 11/6/2015	29,000,000
13,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs (Royal Bank of Canada, Montreal, LIQ), 0.09%, 11/6/2015	13,000,000
9,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 0.08%, 11/6/2015	9,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6) Weekly VRDPs (Citibank NA, New York LIQ), 0.08%, 11/6/2015	3,700,000
		TOTAL	54,700,000
		Colorado—3.6%
1,835,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.16%, 11/6/2015	1,835,000
2,090,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.19%, 11/6/2015	2,090,000
2,280,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Monaco I, LLC)/(UMB Bank, N.A. LOC), 0.19%, 11/6/2015	2,280,000
17,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.16%, 11/6/2015	17,500,000
		TOTAL	23,705,000
		Connecticut—1.7%
1,000,000		Brooklyn, CT, 1.25% BANs, 8/10/2016	1,004,993
4,000,000		Putnam, CT, 0.75% BANs, 11/18/2015	4,000,641
6,000,000		Regional School District No. 16, CT, 1.00% BANs, 1/28/2016	6,008,598
		TOTAL	11,014,232
		Florida—3.5%
150,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.03%, 11/6/2015	150,000
4,540,000		Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.05%, 11/6/2015	4,540,000
7,215,000		Florida Housing Finance Corp., (2003 Series E-1) Weekly VRDNs (St. Andrews Pointe Apartments)/(Federal National Mortgage Association LOC), 0.02%, 11/6/2015	7,215,000
5,400,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.03%, 11/6/2015	5,400,000
1,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.03%, 11/6/2015	1,000,000
4,660,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 11/6/2015	4,660,000
		TOTAL	22,965,000
		Georgia—0.5%
3,500,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.19%, 11/2/2015	3,500,000
		Hawaii—0.5%
3,000,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), (2015 Series B), 0.25%, 5/27/2016	3,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Idaho—1.5%
$10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.05%, 11/6/2015	$10,000,000
		Illinois—9.7%
3,365,000	[3,4]	Chicago, IL O'Hare International Airport, Spears (DBE-1056X) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.30%, 11/6/2015	3,365,000
19,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.04%, 11/6/2015	19,000,000
3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.24%, 11/6/2015	3,160,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.11%, 11/6/2015	8,500,000
11,335,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.21%, 11/6/2015	11,335,000
4,655,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.21%, 11/6/2015	4,655,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.11%, 11/6/2015	14,000,000
		TOTAL	64,015,000
		Indiana—2.0%
3,000,000		Michigan City, IN, (Series 2006) (Multifamily Housing Revenue Bonds) Weekly VRDNs (Garden Estates West Apartments LLC)/(BMO Harris Bank, N.A. LOC), 0.08%, 11/6/2015	3,000,000
10,000,000		Posey County, IN EDA, (Series 2013A), TOBs (Midwest Fertilizer Corp.)/(United States Treasury GTD), 0.25%, Mandatory Tender 11/3/2015	10,000,000
		TOTAL	13,000,000
		Kentucky—0.3%
1,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.20%, 11/6/2015	1,920,000
		Louisiana—3.0%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.12%, 11/6/2015	3,300,000
14,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.12%, 11/6/2015	14,500,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.31%, 11/6/2015	2,000,000
		TOTAL	19,800,000
		Michigan—6.2%
35,000,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.05%, 11/6/2015	35,000,000
5,830,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 11/6/2015	5,830,000
		TOTAL	40,830,000
		Mississippi—0.7%
4,545,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.07%, 11/6/2015	4,545,000
		Missouri—0.4%
2,445,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.03%, 11/2/2015	2,445,000
		Multi State—4.5%
600,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.16%, 11/6/2015	600,000
10,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, [Series 2] Weekly VRDPs (Toronto-Dominion Bank LIQ), 0.09%, 11/6/2015	10,000,000
4,000,000	[3,4]	Nuveen INS Municipal Opportunity Fund, (Series 1), 0.10%, 11/11/2015	4,000,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.11%, 11/6/2015	15,000,000
		TOTAL	29,600,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.35%, 11/6/2015	2,000,000
		Nevada—0.3%
2,235,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.27%, 11/6/2015	2,235,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—continued
$100,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.03%, 11/6/2015	$100,000
		TOTAL	2,335,000
		New Jersey—25.1%
8,180,000		Belmar, NJ, 1.25% BANs, 2/12/2016	8,197,913
3,930,000		Clinton Township, NJ, 1.25% BANs, 1/27/2016	3,936,989
7,929,999		Edison Township, NJ, 1.00% BANs, 2/12/2016	7,943,350
3,935,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.21%, 11/6/2015	3,935,000
4,400,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	4,439,457
2,000,000		Lacey Township, NJ, (Series 2015A), 1.25% BANs, 2/16/2016	2,004,051
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.60%, 11/6/2015	1,145,000
7,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.04%, 11/6/2015	7,000,000
21,405,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 0.31%, 11/6/2015	21,405,000
17,220,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.06%, 11/6/2015	17,220,000
2,500,000		New Jersey Housing & Mortgage Finance Agency, Multi-family Revenue Bonds (Series 2006A) Weekly VRDNs (AGM INS)/(Bank of New York Mellon LIQ), 0.14%, 11/6/2015	2,500,000
3,700,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.04%, 11/6/2015	3,700,000
9,805,000	[3,4]	New Jersey State EDA, SPEARs (Series DBE-1143X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.10%, 11/6/2015	9,805,000
7,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (DBE-1138X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.16%, 11/6/2015	7,000,000
15,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.13%, 11/6/2015	15,000,000
12,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.13%, 11/6/2015	12,000,000
8,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.09%, 11/6/2015	8,000,000
6,435,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.01%, 11/2/2015	6,435,000
3,000,000		Somerville Borough, NJ, 1.00% BANs, 4/15/2016	3,008,147
3,750,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (Series 2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.11%, 11/6/2015	3,750,000
1,500,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	1,506,112
4,281,039		Wantage Township, NJ, 1.25% BANs, 11/30/2015	4,283,062
3,568,470		West Orange Township, NJ, 2.00% BANs, 5/18/2016	3,592,569
7,000,000		Winslow Township, NJ, (Series 2015B), 1.50% BANs, 10/13/2016	7,053,371
		TOTAL	164,860,021
		New York—4.3%
2,275,000		Concord, NY, 1.25% BANs, 2/25/2016	2,279,307
3,205,000		Eden, NY, 1.25% BANs, 3/10/2016	3,211,215
1,295,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.12%, 11/6/2015	1,295,000
10,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 6/24/2016	10,053,777
5,115,000		Schoharie County, NY, 1.00% BANs, 11/13/2015	5,115,785
2,300,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	2,312,207
4,000,000		Wayne, NY CSD, 1.25% BANs, 6/23/2016	4,016,078
		TOTAL	28,283,369
		Ohio—2.6%
3,500,000		Canton, OH, 1.00% BANs, 4/21/2016	3,509,813
1,250,000		Marietta, OH, 1.00% BANs, 5/13/2016	1,252,298
4,010,000		Ontario, OH, 1.00% BANs, 10/20/2016	4,027,345
2,860,000		Painesville, OH, 1.125% BANs, 2/24/2016	2,866,506
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$1,500,000		Troy, OH, 1.70% BANs, 9/30/2016	$1,513,593
4,000,000		Union Township, OH, 1.50% BANs, 9/8/2016	4,032,209
		TOTAL	17,201,764
		Oklahoma—0.1%
399,841	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.13%, 11/6/2015	399,841
		Oregon—3.2%
19,795,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.06%, 11/6/2015	19,795,000
1,500,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.06%, 11/6/2015	1,500,000
		TOTAL	21,295,000
		Pennsylvania—0.5%
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.11%, 11/6/2015	3,000,000
		Rhode Island—0.8%
2,000,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.03%, 11/2/2015	2,000,000
3,420,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.15%, 11/6/2015	3,420,000
		TOTAL	5,420,000
		South Carolina—0.1%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.35%, 11/6/2015	1,000,000
		Tennessee—2.1%
2,200,000		Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.35%, 11/6/2015	2,200,000
5,655,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 11/6/2015	5,655,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 11/6/2015	5,965,000
		TOTAL	13,820,000
		Texas—2.3%
480,000		Capital Area Housing Finance Corp., TX, (Series 2006) Weekly VRDNs (Northwest Residential LP)/(Citibank NA, New York LOC), 0.03%, 11/6/2015	480,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.07%, 11/6/2015	14,370,000
		TOTAL	14,850,000
		Vermont—2.0%
12,945,000		Vermont HFA, SFM Bonds (Series 25A) Weekly VRDNs (AGM INS)/(TD Bank, N.A. LIQ), 0.06%, 11/6/2015	12,945,000
		Virginia—0.5%
3,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 11/6/2015	3,300,000
		Washington—2.8%
6,125,000		Port Bellingham, WA IDC, (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.10%, 11/6/2015	6,125,000
12,200,000		Washington State Housing Finance Commission: MFH , (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.04%, 11/6/2015	12,200,000
		TOTAL	18,325,000
		Wisconsin—2.6%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.28%, 11/6/2015	7,710,000
3,500,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.40%, 11/6/2015	3,500,000
3,210,000		Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.02%, 11/6/2015	3,210,000
4

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$2,815,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.30%, 11/6/2015	$2,815,000
	TOTAL	17,235,000
	TOTAL INVESTMENTS—102.4% (AT AMORTIZED COST)[5]	673,484,227
	OTHER ASSETS AND LIABILITIES - NET—(2.4)%[6]	(15,929,218)
	TOTAL NET ASSETS—100%	$657,555,009
Securities that are subject to the federal alternative minimum tax (AMT) represent 51.7% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At October 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $209,814,841 which represented 31.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $209,814,841, which represented 31.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
6
Federated Government Obligations Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—42.7%
$559,750,000	[1]	Federal Farm Credit System Discount Notes, 0.200% - 0.330%, 2/8/2016 - 6/13/2016	$559,138,188
1,941,676,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.143% - 0.290%, 11/1/2015 - 11/25/2015	1,941,838,794
2,838,605,000	[1]	Federal Home Loan Bank System Discount Notes, 0.130% - 0.350%, 11/20/2015 - 5/23/2016	2,836,161,532
1,763,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.144% - 0.262%, 11/2/2015 - 1/27/2016	1,763,152,472
2,749,285,000		Federal Home Loan Bank System, 0.180% - 1.000%, 11/2/2015 - 7/13/2016	2,749,225,739
424,100,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.175% - 0.300%, 1/5/2016 - 2/9/2016	423,876,297
832,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.185% - 0.234%, 11/12/2015 - 11/27/2015	832,338,455
514,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.150% - 0.340%, 12/1/2015 - 3/16/2016	514,068,597
418,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.204% - 0.214%, 11/8/2015 - 11/20/2015	417,924,110
99,000,000		Federal National Mortgage Association, 5.000%, 3/15/2016	100,712,925
348,862,375	[2]	Housing and Urban Development Floating Rate Notes, 0.526%, 11/1/2015	348,862,375
		TOTAL GOVERNMENT AGENCIES	12,487,299,484
		U.S. TREASURY—0.3%
97,000,000		United States Treasury Notes, 4.500%, 2/15/2016	98,186,269
		REPURCHASE AGREEMENTS—56.6%
150,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $150,001,125 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $153,001,148.	150,000,000
775,000,000		Interest in $1,950,000,000 joint repurchase agreement 0.07%, dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,950,011,375 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,989,011,610.	775,000,000
200,000,000		Interest in $200,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,001,333 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2035 and the market value of those underlying securities was $204,001,361.	200,000,000
7,430,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.09%, dated 10/14/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,018,125 on 11/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 10/20/2045 and the market value of those underlying securities was $255,267,056.	7,430,000
100,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,000,750 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 9/30/2019 and the market value of those underlying securities was $102,000,809.	100,000,000
400,000,000		Interest in $1,200,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,200,009,000 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 10/1/2045 and the market value of those underlying securities was $1,228,623,444.	400,000,000
1,000,000,000	[3]	Repurchase agreement 0.10%, dated 10/7/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,172,222 on 12/8/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 10/1/2045 and the market value of those underlying securities was $1,021,876,124.	1,000,000,000
624,037,000		Interest in $975,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $975,007,313 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $994,507,459.	624,037,000
350,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $350,002,625 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2045 and the market value of those underlying securities was $357,332,378.	350,000,000
166,500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $255,405,342.	166,500,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$225,000,000	[3]	Interest in $350,000,000 joint repurchase agreement 0.33%, dated 6/8/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $350,879,083 on 3/9/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2062 and the market value of those underlying securities was $358,351,569.	$225,000,000
1,844,594,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $4,080,027,214.	1,844,594,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,500,011,250 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,004,009.	500,000,000
2,500,000,000		Repurchase agreement 0.05%, dated 10/30/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,500,010,417 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2024 and the market value of those underlying securities was $2,500,010,477.	2,500,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.07%, dated 10/28/2015 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,500,020,417 on 11/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2053 and the market value of those underlying securities was $1,541,062,658.	1,000,000,000
400,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,003,000 on 11/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $412,002,913.	400,000,000
230,705,000		Repurchase agreement 0.09%, dated 10/30/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $230,706,730 on 11/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2044 and the market value of those underlying securities was $237,627,332.	230,705,000
200,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,003,500 on 11/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2045 and the market value of those underlying securities was $206,000,832.	200,000,000
200,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,003,500 on 11/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $206,000,207.	200,000,000
200,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,003,500 on 11/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $206,000,532.	200,000,000
500,000,000		Repurchase agreement 0.07%, dated 10/30/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,006,806 on 11/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,002,366.	500,000,000
450,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,003,375 on 11/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2057 and the market value of those underlying securities was $461,449,915.	450,000,000
537,825,000		Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,700,014,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $1,749,821,378.	537,825,000
810,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,562,277,754.	810,000,000
465,961,000		Repurchase agreement 0.09%, dated 10/30/2015 under which Prudential Insurance Co. of America, will repurchase securities provided as collateral for $465,964,495 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2043 and the market value of those underlying securities was $473,548,361.	465,961,000
260,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.13%, dated 10/9/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,117,000 on 1/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $367,534,398.	260,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$145,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,007,778 on 11/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,004,589.	$145,000,000
500,000,000		Repurchase agreement 0.10%, dated 10/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,009,722 on 11/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $511,597,088.	500,000,000
400,000,000		Repurchase agreement 0.11%, dated 10/30/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $400,003,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2045 and the market value of those underlying securities was $408,004,678.	400,000,000
400,000,000		Repurchase agreement 0.08%, dated 10/28/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,006,222 on 11/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2045 and the market value of those underlying securities was $408,004,615.	400,000,000
250,000,000		Repurchase agreement 0.08%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,001,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $255,001,828.	250,000,000
22,000,000		Repurchase agreement 0.10%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $22,000,183 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $22,440,187.	22,000,000
170,000,000	[3]	Repurchase agreement 0.12%, dated 10/23/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $170,017,567 on 11/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2045 and the market value of those underlying securities was $174,287,685.	170,000,000
175,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 10/1/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,029,792 on 11/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $255,816,462.	175,000,000
375,000,000	[3]	Interest in $550,000,000 joint repurchase agreement 0.16%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $550,161,333 on 1/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2055 and the market value of those underlying securities was $564,978,041.	375,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,534,052,000
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[4]	29,119,537,753
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	120,208,250
		TOTAL NET ASSETS—100%	$29,239,746,003
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and
3

amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
4
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—61.4%
$25,000,000		Federal Farm Credit System, 0.25% - 0.45%, 11/4/2015 - 2/17/2016	$25,007,029
789,200,000	[1]	Federal Farm Credit System Discount Notes, 0.051% - 0.388%, 11/3/2015 - 6/7/2016	788,683,486
604,250,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.143% - 0.182%, 11/2/2015 - 11/25/2015	604,239,761
154,100,000		Federal Home Loan Bank System, 0.14% - 0.27%, 11/4/2015 - 2/29/2016	154,097,150
1,073,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.096% - 0.341%, 11/6/2015 - 3/14/2016	1,072,608,072
712,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.134% - 0.186%, 11/4/2015 - 11/23/2015	712,020,124
		TOTAL GOVERNMENT AGENCIES	3,356,655,622
		U.S. TREASURY—30.4%
100,000,000	[1]	United States Treasury Bills, 0.061%, 1/28/2016	99,985,333
100,000,000	[1]	United States Treasury Bills, 0.071%, 1/14/2016	99,986,000
340,000,000	[1]	United States Treasury Bills, 0.071%, 1/7/2016	339,955,400
150,000,000	[1]	United States Treasury Bills, 0.198%, 2/18/2016	149,911,438
21,000,000		United States Treasury Bonds, 9.25%, 2/15/2016	21,551,041
499,000,000	[2]	United States Treasury Floating Rate Notes, 0.065% - 0.09%, 11/3/2015	499,018,235
100,000,000		United States Treasury Notes, 0.25%, 12/31/2015	100,032,418
50,000,000		United States Treasury Notes, 0.25%, 2/29/2016	50,035,786
50,000,000		United States Treasury Notes, 0.375%, 1/15/2016	50,029,982
71,500,000		United States Treasury Notes, 0.375%, 2/15/2016	71,564,464
100,000,000		United States Treasury Notes, 0.375% - 1.75%, 5/31/2016	100,482,171
50,000,000		United States Treasury Notes, 2.00%, 1/31/2016	50,231,681
25,000,000		United States Treasury Notes, 2.625%, 4/30/2016	25,278,763
		TOTAL U.S. TREASURY	1,658,062,712
		TOTAL INVESTMENTS—91.8% (AT AMORTIZED COST)[3]	5,014,718,334
		OTHER ASSETS AND LIABILITIES- NET—8.2%[4]	449,847,689
		NET ASSETS—100%	$5,464,566,023
1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2
Federated Liberty U.S. Government Money Market Trust
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—10.2%
$250,000	[1]	Federal Farm Credit System Discount Notes, 0.270%, 4/4/2016	$249,709
5,239,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.143% - 0.290%, 11/1/2015 - 11/24/2015	5,239,743
500,000		Federal Farm Credit System, 1.500%, 11/16/2015	500,258
3,150,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.174% - 0.262%, 11/2/2015 - 1/27/2016	3,149,974
5,325,000		Federal Home Loan Bank System, 0.180% - 5.000%, 11/2/2015 - 3/11/2016	5,338,003
2,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.185% - 0.200%, 11/12/2015	2,499,597
223,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.276%, 1/4/2016	223,000
3,919,000		Federal National Mortgage Association, 0.500% - 5.000%, 11/8/2015 - 3/30/2016	3,924,542
		TOTAL GOVERNMENT AGENCIES	21,124,826
		REPURCHASE AGREEMENTS—89.9%
500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $255,405,342.	500,000
36,094,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $4,080,027,214.	36,094,000
30,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,003,750 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 6/20/2061 and the market value of those underlying securities was $512,628,891.	30,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,004,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2045 and the market value of those underlying securities was $510,804,730.	50,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 0.11%, dated 10/30/2015 under which Pershing LLC will repurchase securities provided as collateral for $100,000,917 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 5/20/2045 and the market value of those underlying securities was $102,163,983.	20,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.07%, dated 10/30/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $500,002,917 on 11/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,002,264.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	186,594,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[4]	207,718,826
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(107,106)
		TOTAL NET ASSETS—100%	$207,611,720
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
1

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2
Federated Money Market Management
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.1%
		Finance - Equipment—0.1%
$4,047,055	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	$4,047,055
		CERTIFICATES OF DEPOSIT—15.5%
		Finance - Banking—15.5%
110,000,000		BNP Paribas SA, 0.120% - 0.320%, 11/5/2015 - 11/19/2015	110,000,000
15,000,000		Bank of Nova Scotia, Toronto, 0.330%, 11/9/2015	15,000,000
55,000,000		Credit Agricole Corporate and Investment Bank, 0.320% - 0.380%, 12/1/2015 - 12/18/2015	55,000,000
155,000,000		Credit Suisse AG, 0.310% - 0.330%, 11/9/2015 - 11/24/2015	155,000,000
27,000,000		Mizuho Bank Ltd., 0.300%, 11/13/2015	27,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.360%, 12/16/2015	50,000,000
150,000,000		Standard Chartered Bank PLC, 0.340% - 0.385%, 12/2/2015 - 2/1/2016	150,000,000
195,000,000		Sumitomo Mitsui Banking Corp., 0.180% - 0.320%, 11/2/2015 - 11/30/2015	195,000,000
80,000,000		Toronto Dominion Bank, 0.380% - 0.750%, 12/21/2015 - 8/8/2016	80,000,000
		TOTAL CERTIFICATES OF DEPOSIT	837,000,000
		COMMERCIAL PAPER—24.0%[3]
		Finance - Banking—16.9%
25,000,000	[1,2]	BNP Paribas SA, 0.330%, 12/21/2015	24,988,542
105,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% - 0.401%, 1/19/2016 - 2/3/2016	104,893,492
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.552%, 3/21/2016	19,956,917
90,000,000		HSBC USA, Inc., 0.406%, 12/2/2015 - 12/7/2015	89,966,363
75,000,000		ING (U.S.) Funding LLC, 0.310%, 11/13/2015 - 12/16/2015	74,978,042
20,000,000	[1,2]	J.P. Morgan Securities LLC, 0.603%, 4/1/2016	19,949,333
101,000,000	[1,2]	LMA-Americas LLC, 0.330% - 0.350%, 11/18/2015 - 12/11/2015	100,977,269
80,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.370%, 12/11/2015	79,967,111
25,000,000	[1,2]	Matchpoint Finance PLC, 0.330%, 2/3/2016	24,978,458
250,000,000	[1,2]	Nationwide Building Society, 0.370% - 0.400%, 11/20/2015 - 12/3/2015	249,934,125
100,000,000		Standard Chartered Bank PLC, 0.391%, 2/4/2016	99,897,083
25,000,000		State Street Corp., 0.451%, 12/21/2015	24,984,375
		TOTAL	915,471,110
		Finance - Commercial—1.7%
90,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.290% - 0.330%, 11/2/2015 - 11/20/2015	89,992,630
		Finance - Retail—5.0%
75,000,000	[1,2]	Barton Capital LLC, 0.320% - 0.350%, 1/20/2016 - 2/3/2016	74,936,771
9,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	8,989,650
75,000,000	[1,2]	Chariot Funding LLC, 0.501%, 2/8/2016 - 2/23/2016	74,891,667
25,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.501%, 2/22/2016	24,960,764
90,000,000	[1,2]	Starbird Funding Corp., 0.340% - 0.360%, 12/1/2015 - 12/10/2015	89,970,233
		TOTAL	273,749,085
		Sovereign—0.4%
20,000,000	[1,2]	Erste Abwicklungsanstalt, 0.320%, 11/20/2015	19,996,622
		TOTAL COMMERCIAL PAPER	1,299,209,447
		CORPORATE BONDS—2.0%
		Finance - Banking—0.3%
1,025,000		Royal Bank of Canada, Montreal, 2.300%, 7/20/2016	1,036,236
2,800,000		Royal Bank of Canada, Montreal, 2.625%, 12/15/2015	2,807,303
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance - Banking—continued
$14,726,000		Westpac Banking Corp. Ltd., Sydney, 0.950%, 1/12/2016	$14,739,253
		TOTAL	18,582,792
		Finance - Commercial—1.7%
7,390,000		General Electric Capital Corp., 1.000%, 1/8/2016	7,396,888
82,147,000		General Electric Capital Corp., 2.250%, 11/9/2015	82,180,053
1,000,000		General Electric Capital Corp., 5.000%, 1/8/2016	1,008,424
		TOTAL	90,585,365
		TOTAL CORPORATE BONDS	109,168,157
		CORPORATE NOTE—0.0%
		Finance - Banking—0.0%
2,000,000		Royal Bank of Canada, Montreal, 0.850%, 3/8/2016	2,001,632
		NOTES - VARIABLE—21.9%[4]
		Aerospace/Auto—2.7%
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.424%, 11/5/2015	15,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.447%, 1/6/2016	50,000,000
31,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 11/16/2015	31,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.331%, 1/15/2016	50,000,000
		TOTAL	146,000,000
		Finance - Banking—17.8%
10,000,000		BMO Harris Bank, N.A., 0.401%, 11/30/2015	10,000,000
50,000,000		BMO Harris Bank, N.A., 0.403%, 11/2/2015	50,000,000
25,000,000		BNP Paribas SA, Sr. Unsecured, 0.621%, 11/7/2015	25,000,864
25,000,000		Bank of Montreal, 0.327%, 11/12/2015	25,000,000
25,000,000		Bank of Montreal, 0.331%, 11/30/2015	25,000,000
25,000,000		Bank of Montreal, 0.437%, 11/12/2015	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.346%, 11/23/2015	25,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.354%, 11/3/2015	50,000,000
24,000,000		Bank of Nova Scotia, Toronto, 0.409%, 11/16/2015	24,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.414%, 11/9/2015	50,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.371%, 11/17/2015	15,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.404%, 12/1/2015	40,000,000
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.375%, 11/4/2015	50,000,000
22,980,000		Fiore Capital LLC, Series 2005-A, (Wells Fargo Bank, N.A. LOC), 0.120%, 11/5/2015	22,980,000
25,000,000	[1,2]	J.P. Morgan Securities LLC, 0.399%, 11/16/2015	25,000,000
30,000,000		J.P. Morgan Securities LLC, 0.457%, 11/23/2015	30,000,000
25,000,000		J.P. Morgan Securities LLC, 0.498%, 11/30/2015	25,000,000
2,905,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 11/3/2015	2,905,000
10,500,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 0.190%, 11/5/2015	10,500,000
70,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.347%, 11/13/2015	70,000,000
933,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.150%, 11/5/2015	933,000
75,000,000		Rabobank Nederland NV, Utrecht, 0.338%, 11/30/2015	75,000,000
11,000,000		Royal Bank of Canada, Montreal, 0.287%, 11/19/2015	11,000,000
10,000,000		Royal Bank of Canada, Montreal, 0.314%, 11/9/2015	10,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.315%, 11/23/2015	20,000,000
15,000,000		Royal Bank of Canada, Montreal, 0.409%, 1/11/2016	15,000,000
800,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.160%, 11/5/2015	800,000
870,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/3/2015	870,000
35,000,000		Toronto Dominion Bank, 0.287%, 11/18/2015	35,000,000
25,000,000		Toronto Dominion Bank, 0.344%, 11/12/2015	25,000,000
2

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$20,000,000		Toronto Dominion Bank, 0.367%, 11/12/2015	$20,000,000
35,000,000		Toronto Dominion Bank, 0.434%, 11/4/2015	35,000,000
20,000,000		Toronto Dominion Bank, 0.567%, 1/19/2016	20,000,000
37,545,000		Toronto Dominion Bank, Sr. Unsecured, 0.793%, 12/9/2015	37,646,828
105,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2015	105,000
35,000,000		Wells Fargo Bank, N.A., 0.479%, 12/2/2015	35,017,365
22,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.357%, 11/27/2015	22,000,000
		TOTAL	963,758,057
		Finance - Commercial—0.9%
35,000,000	[1,2]	Fairway Finance Co. LLC, 0.354%, 11/3/2015	35,000,000
6,940,000		General Electric Capital Corp., 0.518%, 1/8/2016	6,942,023
6,885,000		General Electric Capital Corp., 0.551%, 1/14/2016	6,887,300
3,600,000		General Electric Capital Corp., 0.918%, 1/8/2016	3,603,616
		TOTAL	52,432,939
		Government Agency—0.1%
3,000,000		MB N4P3, LLC, (Series 2015) Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	3,000,000
		Oil & Oil Finance—0.0%
850,000		Shell International Finance B.V., Sr. Unsecured, 0.381%, 11/10/2015	850,007
		Sovereign—0.4%
20,000,000	[1,2]	Erste Abwicklungsanstalt, 0.353%, 11/2/2015	20,000,000
		TOTAL NOTES—VARIABLE	1,186,041,003
		OTHER REPURCHASE AGREEMENTS—14.1%
		Finance - Banking—14.1%
20,000,000		BMO Capital Markets Corp., 0.152%, 11/2/2015, interest in a $40,000,000 collateralized loan agreement dated 10/30/2015, will repurchase securities provided as collateral for $40,000,500, in which corporate bonds and a medium-term note with a market value of $40,801,227 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
60,000,000		BNP Paribas Securities Corp., 0.355% - 0.507%, 11/2/2015 - 11/4/2015, interest in a $500,000,000 collateralized loan agreement dated 8/6/2015 – 10/30/2015, will repurchase securities provided as collateral for $500,258,750, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and U.S. Government Agency securities with a market value of $510,260,240 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
120,000,000		Citigroup Global Markets, Inc., 0.233% - 0.811%, 11/2/2015 - 12/15/2015, interest in a $275,000,000 collateralized loan agreement, dated 10/16/2015 - 10/30/2015, will repurchase securities provided as collateral for $275,196,896, in which asset-backed securities, collateralized mortgage obligations, common stocks, a corporate bond and a preferred stock with a market value of $280,560,177 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
60,000,000		HSBC Securities (USA), Inc., 0.253%, 11/2/2015, interest in a $170,000,000 collateralized loan agreement dated 10/30/2015, will repurchase securities provided as collateral for $170,003,542, in which corporate bonds and a medium-term note with a market value of $173,403,552 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
75,000,000		J.P. Morgan Securities LLC, 0.406% - 0.436%, 12/7/2015 - 1/4/2016, interest in a $650,000,000 collateralized loan agreement dated 9/8/2015 - 9/30/2015, will repurchase securities provided as collateral for $650,696,667, in which asset-backed securities with a market value of $663,338,726 have been received as collateral and held with JPMorgan Chase as tri-party agent.	75,000,000
62,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355% - 0.456%, 11/2/2015, interest in a $275,000,000 collateralized loan agreement, dated 10/30/2015, will repurchase securities provided as collateral for $275,008,854, in which asset-backed securities, collateralized mortgage obligations and a corporate bond, with a market value of $280,509,281 have been received as collateral and held with BNY Mellon as tri-party agent.	62,000,000
150,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/3/2015 - 11/25/2015, interest in a $400,000,000 collateralized loan agreement dated 9/30/2015 – 10/28/2015, will repurchase securities provided as collateral for $400,086,111, in which asset-backed securities, corporate bonds, common stocks, medium-term notes, a mutual fund, municipal bonds, commercial paper and exchange-traded funds with a market value of $408,053,879 have been received as collateral and held with JPMorgan Chase as tri-party agent.	150,000,000
100,000,000		RBC Capital Markets, LLC, 0.345% - 0.882%, 12/17/2015 - 1/14/2016, interest in a $800,000,000 collateralized loan agreement dated 9/18/2015 – 10/6/2015, will repurchase securities provided as collateral for $801,157,500, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $816,333,280 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
3

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$115,000,000	Wells Fargo Securities LLC, 0.446% - 0.497%, 1/4/2016 - 1/6/2016, interest in a $700,000,000 collateralized loan agreement dated 10/5/2015 - 10/9/2015, will repurchase securities provided as collateral for $700,820,944, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $714,187,454 have been received as collateral and held with BNY Mellon as tri-party agent.	$115,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	762,000,000
	REPURCHASE AGREEMENTS—21.8%
	Finance - Banking—21.8%
48,105,000	Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $4,080,027,214.	48,105,000
232,118,000	Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,700,014,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $1,749,821,378.	232,118,000
400,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,562,277,754.	400,000,000
500,000,000	Interest in $1,480,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,480,012,333 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2045 and the market value of those underlying securities was $1,510,873,773.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,180,223,000
	TOTAL INVESTMENTS—99.4% (AT AMORTIZED COST)[5]	5,379,690,294
	OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	29,809,459
	TOTAL NET ASSETS—100%	$5,409,499,753
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $1,185,537,147, which represented 21.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $1,185,537,147, which represented 21.9% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
SA	—Support Agreement
5
Federated Municipal Obligations Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—103.2%[1,2]
	Alabama—4.0%
$2,450,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.070%, 11/5/2015	$2,450,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments, Ltd.)/(FNMA LOC), 0.070%, 11/5/2015	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.070%, 11/5/2015	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.070%, 11/5/2015	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.070%, 11/5/2015	8,440,000
1,645,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/5/2015	1,645,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.060%, 11/1/2015	10,000,000
5,180,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.060%, 11/5/2015	5,180,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.070%, 11/2/2015	25,000,000
9,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.040%, 11/2/2015	9,800,000
4,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.060%, 11/5/2015	4,000,000
6,000,000	Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 11/5/2015	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.030%, 11/5/2015	4,350,000
390,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.200%, 11/5/2015	390,000
	TOTAL	96,450,000
	Arizona—0.8%
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.120%, 11/5/2015	7,221,000
5,610,000	Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.090%, 11/5/2015	5,610,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 11/5/2015	6,750,000
	TOTAL	19,581,000
	California—8.0%
2,500,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/5/2015	2,500,000
2,285,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.100%, 11/5/2015	2,285,000
2,484,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2015	2,484,000
3,000,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (Gordon Brush Manufacturing Company, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/5/2015	3,000,000
5,330,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.080%, 11/5/2015	5,330,000
4,375,000	California Infrastructure & Economic Development Bank, (Series 2011A) Weekly VRDNs (Bay Photo, Inc.)/(Comerica Bank LOC), 0.080%, 11/5/2015	4,375,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 11/5/2015	6,815,000
280,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.080%, 11/4/2015	280,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.060%, 11/5/2015	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.060%, 11/5/2015	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.060%, 11/5/2015	2,940,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.060%, 11/5/2015	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.070%, 11/5/2015	3,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/4/2015	6,645,000
950,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/4/2015	950,000
2,075,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.080%, 11/4/2015	2,075,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.080%, 11/4/2015	$2,805,000
5,135,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.070%, 11/4/2015	5,135,000
2,390,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/4/2015	2,390,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 11/4/2015	5,500,000
2,635,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.080%, 11/4/2015	2,635,000
2,105,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.080%, 11/4/2015	2,105,000
2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.060%, 11/4/2015	2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.080%, 11/4/2015	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/4/2015	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.080%, 11/4/2015	3,855,000
2,200,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.400%, 11/5/2015	2,200,000
3,145,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.090%, 11/5/2015	3,145,000
10,000,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	10,000,000
27,825,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/5/2015	27,825,000
11,500,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Barclays Bank PLC LIQ), 0.010%, 11/5/2015	11,500,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.080%, 11/5/2015	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.090%, 11/5/2015	6,000,000
4,000,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.020%, 11/5/2015	4,000,000
6,000,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1033) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 11/5/2015	6,000,000
16,775,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 11/5/2015	16,775,000
		TOTAL	194,124,000
		Colorado—2.8%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.110%, 11/5/2015	1,000,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.060%, 11/5/2015	3,300,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.060%, 11/5/2015	2,300,000
3,140,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.060%, 11/5/2015	3,140,000
14,790,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 11/5/2015	14,790,000
34,710,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2015	34,710,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 11/5/2015	7,500,000
		TOTAL	66,740,000
		Connecticut—0.5%
9,200,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.020%, 11/4/2015	9,200,000
4,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 11/5/2015	4,000,000
		TOTAL	13,200,000
		Florida—3.9%
385,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 11/5/2015	385,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$1,179,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.130%, 11/5/2015	$1,179,000
2,875,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 11/4/2015	2,875,000
30,575,000	[3,4]	Miami-Dade County, FL Aviation, SPEARs (Series DBE-459) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	30,575,000
1,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/4/2015	1,500,000
2,000,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada, Montreal LOC), 0.040%, 11/4/2015	2,000,000
40,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.020%, 11/2/2015	40,785,000
14,230,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 11/6/2015	14,230,000
		TOTAL	93,529,000
		Georgia—4.0%
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.110%, 11/5/2015	5,400,000
5,000,000		City of Atlanta, GA, (Series D-4), 0.16% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of America N.A. LOC), Mandatory Tender 2/3/2016	5,000,000
4,455,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.070%, 11/5/2015	4,455,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.070%, 11/5/2015	9,000,000
18,120,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 11/4/2015	18,120,000
4,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	4,000,000
7,300,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 11/5/2015	7,300,000
1,950,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/5/2015	1,950,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.190%, 11/2/2015	3,800,000
5,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.070%, 11/5/2015	5,600,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.190%, 11/2/2015	7,600,000
8,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.190%, 11/2/2015	8,000,000
2,500,000		Private Colleges & Universities Facilities of GA, (Series 2005C-4) Weekly VRDNs (Emory University), 0.010%, 11/5/2015	2,500,000
14,000,000		Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.040%, 11/4/2015	14,000,000
		TOTAL	96,725,000
		Hawaii—0.8%
17,305,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), MVRENs (2015 Series B), 0.250%, 11/5/2015	17,305,000
2,190,250		Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.100%, 11/3/2015	2,190,250
		TOTAL	19,495,250
		Idaho—1.4%
35,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 11/4/2015	35,000,000
		Illinois—1.9%
3,415,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 11/5/2015	3,415,000
1,100,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 11/5/2015	1,100,000
5,375,000		Chicago, IL O'Hare International Airport, (Series A), 5.00% Bonds, 1/4/2016	5,416,593
1,555,000		Chicago, IL O'Hare International Airport, (Series E), 5.00% Bonds, 1/4/2016	1,566,028
1,190,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 11/5/2015	1,190,000
1,010,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/4/2015	1,010,000
6,000,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 11/5/2015	6,000,000
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$2,230,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.170%, 11/5/2015	$2,230,000
2,925,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 11/5/2015	2,925,000
19,505,000	[3,4]	Illinois Housing Development Authority, SPEARs (DB-1001) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 11/5/2015	19,505,000
340,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2015	340,000
		TOTAL	44,697,621
		Indiana—6.9%
8,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	8,020,020
6,740,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.070%, 11/5/2015	6,740,000
1,600,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 11/5/2015	1,600,000
1,475,000		Indiana State Educational Facilities Authority, (Series 2001) Weekly VRDNs (Martin University)/(KeyBank, N.A. LOC), 0.130%, 11/5/2015	1,475,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.200%, 11/5/2015	7,400,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.030%, 11/5/2015	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.040%, 11/5/2015	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 11/5/2015	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 11/5/2015	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 11/5/2015	1,000,000
40,000,000		Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	40,000,000
42,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	42,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 11/5/2015	10,000,000
22,900,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% Bonds (BP PLC), 1/4/2016	23,075,838
		TOTAL	167,460,858
		Iowa—1.2%
4,145,000		Des Moines,IA, Special Facility Revenue Bonds (Series 2007) Weekly VRDNs (Elliott Aviation, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 11/5/2015	4,145,000
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.090%, 11/5/2015	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.060%, 11/5/2015	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.060%, 11/5/2015	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.060%, 11/5/2015	6,000,000
		TOTAL	27,915,000
		Kentucky—0.9%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 11/5/2015	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 11/5/2015	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 11/5/2015	10,000,000
		TOTAL	21,240,000
		Louisiana—1.0%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/4/2015	4,900,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.070%, 11/5/2015	4,630,000
500,000		Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.010%, 11/4/2015	500,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.350%, 11/4/2015	7,000,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.310%, 11/4/2015	$6,000,000
		TOTAL	23,030,000
		Maryland—0.2%
2,935,000	[3,4]	Maryland Community Development Administration—Residential Revenue, Tender Option Bond Trust Receipts (2015-XF0079) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 11/5/2015	2,935,000
1,330,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.150%, 11/6/2015	1,330,000
1,600,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2015	1,600,000
		TOTAL	5,865,000
		Massachusetts—2.3%
9,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/22/2016	9,025,408
24,265,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Windows MVRENs (Series 2010A), 0.210%, 11/5/2015	24,265,000
9,200,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 11/5/2015	9,200,000
1,300,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.010%, 11/5/2015	1,300,000
840,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.140%, 11/4/2015	840,000
2,585,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.140%, 11/4/2015	2,585,000
8,990,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.210%, 11/5/2015	8,990,000
		TOTAL	56,205,408
		Michigan—5.4%
1,250,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 11/5/2015	1,250,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.140%, 11/5/2015	5,500,000
25,790,000		Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.210%, 11/5/2015	25,790,000
1,185,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 11/6/2015	1,185,000
3,950,000		Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.110%, 11/4/2015	3,950,000
15,000,000		Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.030%, 11/4/2015	15,000,000
29,780,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 11/4/2015	29,780,000
37,170,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 11/4/2015	37,170,000
3,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.110%, 11/5/2015	3,240,000
1,585,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/5/2015	1,585,000
3,160,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 11/6/2015	3,160,000
2,530,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 11/6/2015	2,530,000
		TOTAL	130,140,000
		Minnesota—0.2%
280,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2015	280,000
800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2015	800,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.040%, 11/5/2015	1,700,000
965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.070%, 11/5/2015	965,000
390,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2015	390,000
		TOTAL	4,135,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—1.5%
$666,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT) Series 2009-14 Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 11/5/2015	$666,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 11/5/2015	9,570,000
6,295,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.070%, 11/5/2015	6,295,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 11/5/2015	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 11/5/2015	9,670,000
		TOTAL	35,531,000
		Missouri—0.8%
20,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.210%, 11/5/2015	20,000,000
		Multi-State—11.5%
4,815,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 11/5/2015	4,815,000
3,020,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-77 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 11/5/2015	3,020,000
2,506,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 11/5/2015	2,506,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.130%, 11/5/2015	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.090%, 11/5/2015	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.090%, 11/5/2015	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 11/5/2015	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.090%, 11/5/2015	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 11/5/2015	30,000,000
		TOTAL	276,941,000
		Nevada—0.6%
14,250,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.030%, 11/5/2015	14,250,000
		New Hampshire—0.4%
10,525,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.050%, 11/2/2015	10,525,000
		New Jersey—8.2%
8,883,750		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	8,902,695
5,639,155		Boonton, NJ, 1.00% BANs, 11/20/2015	5,640,790
4,500,000		Cape May, NJ, 2.00% BANs, 7/15/2016	4,539,194
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 11/5/2015	5,000,000
10,035,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	10,100,414
7,037,995		Millville, NJ, 1.50% BANs, 8/3/2016	7,074,749
5,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.270%, 11/4/2015	5,215,000
2,355,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 11/5/2015	2,355,000
8,300,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 11/4/2015	8,300,000
4,580,000		New Jersey Housing & Mortgage Finance Agency, Multi-family Revenue Bonds (Series 2006A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.140%, 11/5/2015	4,580,000
20,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	20,000,000
50,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	50,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 11/5/2015	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 11/5/2015	16,000,000
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$18,500,000		Plainfield, NJ, 1.75% BANs, 9/1/2016	$18,660,316
17,102,000		South River, NJ, 1.00% BANs, 12/15/2015	17,114,300
4,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	4,016,298
3,551,400		Woodcliff Lake, NJ, 1.25% BANs, 2/26/2016	3,560,464
		TOTAL	197,059,220
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2015	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2015	3,400,000
550,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.280%, 11/4/2015	550,000
		TOTAL	4,050,000
		New York—8.7%
16,426,006		Amherst, NY, 2.00% BANs, 11/10/2015	16,671,082
19,900,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	20,006,541
5,235,000		Erie County, NY IDA, (Series 2006) Weekly VRDNs (Hydro-Air Components, Inc.)/(HSBC Bank USA, N.A. LOC), 0.080%, 11/5/2015	5,235,000
5,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	5,703,723
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.070%, 11/5/2015	5,590,000
1,795,000		Lancaster, NY IDA Weekly VRDNs (2007 Sealing Devices, Inc.)/(HSBC Bank USA, N.A. LOC), 0.080%, 11/5/2015	1,795,000
12,000,000		Malone, NY CSD, 1.50% BANs, 7/15/2016	12,066,904
3,500,000		Metropolitan Transportation Authority, NY, (Series 2015E-5) Daily VRDNs (MTA Transportation Revenue)/(U.S. Bank, N.A. LOC), 0.010%, 11/2/2015	3,500,000
4,375,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.130%, 11/5/2015	4,375,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.100%, 11/4/2015	24,880,000
26,850,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 11/2/2015	26,850,000
14,800,000		New York State Mortgage Agency, (Series 153) Weekly VRDNs (Barclays Bank PLC LIQ), 0.020%, 11/4/2015	14,800,000
7,500,000		Nyack, NY Unified Free School District, 2.00% BANs, 6/24/2016	7,564,796
20,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	20,075,954
11,300,000		Phelps-Clifton Springs, NY CSD, 1.75% BANs, 7/29/2016	11,389,934
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.310%, 11/5/2015	10,660,000
2,320,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.200%, 11/4/2015	2,320,000
6,340,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.140%, 11/5/2015	6,340,000
10,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	10,008,643
		TOTAL	209,832,577
		North Carolina—3.1%
12,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	12,000,000
8,985,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.190%, 11/5/2015	8,985,000
200,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 11/4/2015	200,000
19,885,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.210%, 11/5/2015	19,885,000
8,610,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.010%, 11/4/2015	8,610,000
5,575,000		Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.010%, 11/4/2015	5,575,000
18,630,000		Raleigh, NC, 7 Month Windows MVRENs (Series 2009), 0.190%, 11/5/2015	18,630,000
1,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.050%, 11/5/2015	1,000,000
		TOTAL	74,885,000
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—2.4%
$30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 11/4/2015	$30,000,000
27,330,000		Traill County, ND, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 11/5/2015	27,330,000
		TOTAL	57,330,000
		Oklahoma—0.3%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/5/2015	8,000,000
430,159	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 11/5/2015	430,159
		TOTAL	8,430,159
		Oregon—2.8%
14,900,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/5/2015	14,900,000
33,150,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 11/5/2015	33,150,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.060%, 11/5/2015	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.060%, 11/5/2015	10,000,000
		TOTAL	68,050,000
		Pennsylvania—2.1%
38,450,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 11/4/2015	38,450,000
12,280,000		Pennsylvania HFA, (Series 2004-81C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.020%, 11/4/2015	12,280,000
		TOTAL	50,730,000
		South Carolina—0.7%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.350%, 11/4/2015	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.310%, 11/4/2015	6,000,000
3,625,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 11/5/2015	3,625,000
		TOTAL	17,625,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.060%, 11/5/2015	3,000,000
		Tennessee—5.4%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 11/5/2015	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.350%, 11/4/2015	12,800,000
32,190,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.080%, 11/4/2015	32,190,000
45,200,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 11/2/2015	45,200,000
35,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 11/2/2015	35,500,000
		TOTAL	129,190,000
		Texas—3.8%
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.060%, 11/5/2015	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/5/2015	2,100,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/5/2015	11,250,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003) Weekly VRDNs (American Acryl LP)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 11/5/2015	19,000,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.350%, 11/4/2015	4,000,000
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$27,000,000	[3,4]	North Texas Tollway Authority, SPEARs (DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2015	$27,000,000
9,445,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 11/5/2015	9,445,000
9,100,000		Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.020%, 11/4/2015	9,100,000
7,110,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 11/4/2015	7,110,000
		TOTAL	91,955,000
		Utah—0.2%
2,800,000		Murray City, Utah Hospital Revenue, (Series 2005 D) Daily VRDNs (IHC Health Services, Inc.)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 11/2/2015	2,800,000
895,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.170%, 11/5/2015	895,000
		TOTAL	3,695,000
		Vermont—0.5%
12,950,000		Vermont HFA, Single Family Mortgage( Series 26) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.060%, 11/4/2015	12,950,000
		Virginia—0.4%
10,060,000		Norfolk, VA EDA, 7 Month Windows MVRENs (Sentara Health Systems Obligation Group), (Series 2010 C), 0.210%, 11/5/2015	10,060,000
		Washington—1.5%
2,275,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/5/2015	2,275,000
575,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 11/5/2015	575,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.040%, 11/5/2015	7,375,000
15,930,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.050%, 11/4/2015	15,930,000
3,815,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 11/5/2015	3,815,000
5,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.060%, 11/5/2015	5,560,000
		TOTAL	35,530,000
		Wisconsin—1.4%
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 11/5/2015	4,000,000
2,390,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 11/5/2015	2,390,000
3,530,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 11/5/2015	3,530,000
1,315,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 11/5/2015	1,315,000
11,500,000		Wisconsin Health & Educational Facilities Authority, (UnityPoint Health), MVRENs (Series 2014B-1), 0.210%, 11/5/2015	11,500,000
4,825,000		Wisconsin Housing & EDA, Home Ownership Revenue (2004 Series D) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 11/4/2015	4,825,000
5,165,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.020%, 11/4/2015	5,165,000
		TOTAL	32,725,000
		Wyoming—0.4%
4,800,000		Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 11/2/2015	4,800,000
5,700,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 11/4/2015	5,700,000
		TOTAL	10,500,000
		TOTAL MUNICIPAL INVESTMENTS-103.2% (AT AMORTIZED COST)[5]	2,490,377,093
		OTHER ASSETS AND LIABILITIES - NET—(3.2)%[6]	(76,627,353)
		TOTAL NET ASSETS—100%	$2,413,749,740
Securities that are subject to the federal alternative minimum tax (AMT) represent 59.7% of the portfolio as calculated based upon total market value.
9

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.3%	3.7%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $640,456,159, which represented 26.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $640,456,159, which represented 26.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
11
Federated Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.1%
		Finance - Equipment—0.1%
$7,981,987	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	$7,981,987
		BANK NOTE—0.6%
		Finance - Banking—0.6%
100,000,000		Bank of America N.A., 0.340%, 12/1/2015	100,000,000
		CERTIFICATES OF DEPOSIT—15.4%
		Finance - Banking—15.4%
100,000,000		BNP Paribas SA, 0.320%, 11/19/2015	100,000,000
455,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.310% - 0.400%, 11/12/2015 - 3/1/2016	455,000,000
270,000,000		Credit Agricole Corporate and Investment Bank, 0.320% - 0.380%, 11/3/2015 - 2/4/2016	270,000,000
75,000,000		Credit Suisse AG, 0.310%, 11/9/2015	75,000,000
250,000,000		DNB Bank ASA, 0.090%, 11/6/2015	250,000,000
69,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.390%, 2/2/2016	69,000,000
200,000,000		Mizuho Bank Ltd., 0.300%, 11/13/2015	200,000,000
228,000,000		Rabobank Nederland NV, Utrecht, 0.360%, 12/16/2015	228,000,000
353,000,000		Standard Chartered Bank PLC, 0.350% - 0.385%, 12/16/2015 - 1/27/2016	353,000,000
270,000,000		Sumitomo Mitsui Banking Corp., 0.230% - 0.320%, 11/2/2015 - 12/29/2015	270,000,000
100,000,000		Svenska Handelsbanken, Stockholm, 0.310%, 11/30/2015	100,000,402
44,500,000		Toronto Dominion Bank, 0.430% - 0.750%, 2/23/2016 - 8/8/2016	44,505,466
		TOTAL CERTIFICATES OF DEPOSIT	2,414,505,868
		COMMERCIAL PAPER—18.9%[3]
		Finance - Banking—15.9%
364,000,000	[1,2]	BNP Paribas SA, 0.330% - 0.360%, 12/1/2015 - 12/21/2015	363,859,133
40,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.401%, 2/3/2016	39,958,222
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.421%, 1/26/2016	14,984,950
300,000,000	[1,2]	DNB Bank ASA, 0.090%, 11/6/2015	299,996,250
50,000,000	[1,2]	Gotham Funding Corp., 0.200%, 12/4/2015	49,990,833
125,000,000		HSBC USA, Inc., 0.406%, 12/7/2015	124,949,375
369,000,000		ING (U.S.) Funding LLC, 0.310%, 11/13/2015	368,961,870
112,000,000	[1,2]	JPMorgan Securities LLC, 0.501% - 0.603%, 3/18/2016 - 4/1/2016	111,760,667
194,400,000	[1,2]	LMA-Americas LLC, 0.310% - 0.350%, 12/7/2015 - 1/12/2016	194,311,841
120,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.360%, 12/14/2015	119,948,400
100,000,000	[1,2]	Matchpoint Finance PLC, 0.310% - 0.340%, 11/10/2015 - 12/17/2015	99,974,403
270,000,000	[1,2]	Nationwide Building Society, 0.370% - 0.400%, 11/20/2015 - 1/6/2016	269,871,543
425,000,000		Standard Chartered Bank PLC, 0.340% - 0.391%, 11/23/2015 - 2/4/2016	424,692,340
		TOTAL	2,483,259,827
		Finance - Commercial—0.6%
87,800,000	[1,2]	Atlantic Asset Securitization LLC, 0.290% - 0.320%, 11/2/2015 - 1/15/2016	87,785,070
		Finance - Retail—2.4%
133,000,000	[1,2]	CAFCO, LLC, 0.451% - 0.501%, 2/1/2016 - 2/11/2016	132,820,633
20,000,000	[1,2]	CRC Funding, LLC, 0.451%, 2/2/2016	19,976,750
50,000,000	[1,2]	Chariot Funding LLC, 0.421%, 1/7/2016	49,960,917
100,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.401% - 0.421%, 1/25/2016 - 2/16/2016	99,897,958
75,000,000	[1,2]	Starbird Funding Corp., 0.300% - 0.360%, 11/2/2015 - 12/10/2015	74,980,292
		TOTAL	377,636,550
		TOTAL COMMERCIAL PAPER	2,948,681,447
1

Principal Amount or Shares			Value
		CORPORATE BONDS—0.5%
		Finance - Banking—0.2%
$3,775,000		Australia & New Zealand Banking Group, Melbourne, 0.900%, 2/12/2016	$3,778,564
33,559,000		Westpac Banking Corp. Ltd., Sydney, 0.950%, 1/12/2016	33,589,290
		TOTAL	37,367,854
		Finance - Commercial—0.1%
1,400,000		General Electric Capital Corp., 1.000%, 1/8/2016	1,401,282
11,275,000		General Electric Capital Corp., 2.250%, 11/9/2015	11,279,417
		TOTAL	12,680,699
		Finance - Securities—0.2%
35,000,000	[1,2]	GE Capital International Funding Co., 0.964%, 4/15/2016	35,068,700
		TOTAL CORPORATE BONDS	85,117,253
		CORPORATE NOTES—0.1%
		Finance - Banking—0.1%
400,000		Bank of Montreal, 0.800%, 11/6/2015	400,012
5,000,000		Canadian Imperial Bank of Commerce, 2.350%, 12/11/2015	5,010,157
5,500,000		Westpac Banking Corp. Ltd., Sydney, 3.000%, 12/9/2015	5,515,379
		TOTAL	10,925,548
		Insurance—0.0%
7,781,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	7,819,178
		TOTAL CORPORATE NOTES	18,744,726
		NOTES - VARIABLE—29.1%[4]
		Aerospace/Auto—4.3%
140,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.424%, 11/5/2015	140,000,000
130,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.447%, 1/6/2016	130,000,000
125,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.467%, 11/27/2015	125,000,000
200,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 11/16/2015	200,000,000
80,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.331%, 1/15/2016	80,000,000
		TOTAL	675,000,000
		Finance - Banking—21.2%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.240%, 11/5/2015	2,000,000
2,965,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.350%, 11/5/2015	2,965,000
100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.297%, 11/18/2015	100,000,000
9,960,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.160%, 11/5/2015	9,960,000
25,000,000		BMO Harris Bank, N.A., 0.404%, 11/3/2015	25,000,000
24,000,000		Bank of Montreal, 0.327%, 11/12/2015	24,000,000
100,000,000		Bank of Montreal, 0.331%, 11/30/2015	100,000,000
150,000,000		Bank of Montreal, 0.347%, 11/18/2015	150,000,000
50,000,000		Bank of Montreal, 0.355%, 11/23/2015	50,000,000
5,112,000		Bank of Montreal, 0.841%, 1/15/2016	5,127,064
100,000,000		Bank of Nova Scotia, Toronto, 0.354%, 11/3/2015	100,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.409%, 11/16/2015	150,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.439%, 12/2/2015	75,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.344%, 11/20/2015	50,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.347%, 11/2/2015	40,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.371%, 11/17/2015	15,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.376%, 1/4/2016	50,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.395%, 12/21/2015	20,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.404%, 11/30/2015	5,000,000
8,405,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.170%, 11/5/2015	8,405,000
5,300,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/4/2015	5,300,000
2

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$45,000,000	[1,2]	Commonwealth Bank of Australia, 0.295%, 11/25/2015	$45,000,285
150,000,000	[1,2]	Commonwealth Bank of Australia, 0.353%, 11/2/2015	150,000,000
100,000,000	[1,2]	Commonwealth Bank of Australia, 0.375%, 11/4/2015	100,000,000
10,000,000	[1,2]	Commonwealth Bank of Australia, 0.376%, 11/16/2015	10,000,000
6,750,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	6,750,000
41,810,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	41,810,000
10,000,000		Fiore Capital LLC, (Series 2005-A), (Wells Fargo Bank, N.A. LOC), 0.120%, 11/5/2015	10,000,000
6,330,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.160%, 11/5/2015	6,330,000
4,440,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 11/5/2015	4,440,000
6,565,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	6,565,000
17,410,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	17,410,000
30,000,000	[1,2]	J.P. Morgan Securities LLC, 0.397%, 11/27/2015	30,000,000
15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.399%, 11/16/2015	15,000,000
125,000,000		J.P. Morgan Securities LLC, 0.457%, 11/23/2015	125,000,000
90,000,000	[1,2]	J.P. Morgan Securities LLC, 0.457%, 11/25/2015	90,000,000
50,000,000		J.P. Morgan Securities LLC, 0.498%, 11/30/2015	50,000,000
100,000,000		JPMorgan Chase Bank, N.A., 0.337%, 11/23/2015	100,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.492%, 12/7/2015	50,000,000
1,725,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.130%, 11/4/2015	1,725,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.080%, 11/5/2015	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.130%, 11/5/2015	25,000,000
1,790,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	1,790,000
55,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.347%, 11/13/2015	55,000,000
19,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	19,670,000
4,700,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	4,700,000
4,790,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.200%, 11/4/2015	4,790,000
2,525,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.150%, 11/4/2015	2,525,000
75,000,000		Rabobank Nederland NV, Utrecht, 0.338%, 11/30/2015	75,000,000
26,000,000		Royal Bank of Canada, Montreal, 0.317%, 11/12/2015	26,000,000
53,000,000		Royal Bank of Canada, Montreal, 0.409%, 1/11/2016	53,000,000
325,000,000		Royal Bank of Canada, Montreal, 0.484%, 1/4/2016	325,000,000
15,000,000		SSAB AB, Series 2015-A, (DNB Bank ASA LOC), 0.170%, 11/5/2015	15,000,000
14,225,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	14,225,000
10,825,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	10,825,000
50,000,000		Toronto Dominion Bank, 0.344%, 11/12/2015	50,000,000
100,000,000		Toronto Dominion Bank, 0.344%, 11/9/2015	100,000,000
75,000,000		Toronto Dominion Bank, 0.347%, 11/23/2015	75,000,000
110,000,000		Toronto Dominion Bank, 0.351%, 1/15/2016	110,000,000
125,000,000		Toronto Dominion Bank, 0.434%, 11/4/2015	125,000,000
94,700,000		Toronto Dominion Bank, Sr. Unsecured, 0.793%, 12/9/2015	94,955,922
460,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.410%, 11/5/2015	460,000
84,000,000		Wells Fargo Bank, N.A., 0.386%, 11/9/2015	83,996,002
50,000,000		Wells Fargo Bank, N.A., 0.515%, 12/21/2015	50,000,000
140,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.353%, 11/2/2015	140,000,000
1,980,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.190%, 11/4/2015	1,980,000
		TOTAL	3,311,904,273
3

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Commercial—2.0%
$100,000,000	[1,2]	Fairway Finance Co. LLC, 0.297%, 11/17/2015	$100,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.354%, 11/3/2015	75,000,000
4,035,000		General Electric Capital Corp., 0.551%, 1/14/2016	4,036,407
6,105,000		General Electric Capital Corp., 0.918%, 1/8/2016	6,111,028
4,000,000		General Electric Capital Corp., 0.971%, 1/12/2016	4,014,852
122,800,000		General Electric Capital Corp., Sr. Unsecured, 0.545%, 12/21/2015	122,913,793
6,400,000	[1,2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.250%, 11/5/2015	6,400,000
		TOTAL	318,476,080
		Finance - Retail—0.6%
100,000,000	[1,2]	Barton Capital LLC, 0.317%, 11/10/2015	100,000,000
		Government Agency—0.3%
435,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.160%, 11/5/2015	435,000
4,860,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.280%, 11/5/2015	4,860,000
885,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.200%, 11/5/2015	885,000
31,245,000		Sunroad Centrum Apartments 23, LP, Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.150%, 11/5/2015	31,245,000
		TOTAL	37,425,000
		Insurance—0.4%
10,000,000	[1,2]	Metropolitan Life Global Funding I, 0.456%, 12/23/2015	10,005,579
28,550,000	[1,2]	Metropolitan Life Global Funding I, 0.521%, 1/14/2016	28,577,413
25,710,000	[1,2]	Metropolitan Life Global Funding I, 0.851%, 1/15/2016	25,795,258
		TOTAL	64,378,250
		Sovereign—0.3%
50,000,000	[1,2]	Erste Abwicklungsanstalt, 0.353%, 11/2/2015	50,000,000
		TOTAL NOTES—VARIABLE	4,557,183,603
		TIME DEPOSIT—3.2%
		Finance - Banking—3.2%
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.060%, 11/2/2015	500,000,000
		OTHER REPURCHASE AGREEMENTS—10.0%
		Finance - Banking—10.0%
20,000,000		BMO Capital Markets Corp., 0.152%, 11/2/2015, interest in a $40,000,000 collateralized loan agreement dated 10/30/2015, will repurchase securities provided as collateral for $40,000,500, in which corporate bonds and a medium term note with a market value of $40,801,227 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
147,000,000		BNP Paribas Securities Corp., 0.152% - 0.507%, 11/2/2015 - 11/4/2015, interest in a $415,000,000 collateralized loan agreement dated 8/6/2015 - 10/30/2015, will repurchase securities provided as collateral for $415,252,688, in which asset-backed securities, corporate bonds, medium term notes, collateralized mortgage obligations, U.S. Government Agency and mutual fund securities with a market value of $423,552,629 have been received as collateral and held with BNY Mellon as tri-party agent.	147,000,000
310,000,000		Credit Suisse Securities (USA) LLC, 0.659% - 0.669%, 11/24/2015 - 12/15/2015, interest in a $1,015,000,000 collateralized loan agreement dated 9/25/2015 - 10/16/2015, will repurchase securities provided as collateral for $1,016,106,917, in which collateralized mortgage obligations and commercial paper with a market value of $1,035,748,886 have been received as collateral and held with JPMorgan Chase as tri-party agent.	310,000,000
80,000,000		HSBC Securities (USA), Inc., 0.253%, 11/2/2015, interest in a $170,000,000 collateralized loan agreement dated 10/30/2015, will repurchase securities provided as collateral for $170,003,542, in which corporate bonds and a medium-term note with a market value of $173,403,552 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
120,000,000		JPMorgan Securities LLC, 0.406% - 0.436%, 12/7/2015 - 1/4/2016, interest in a $650,000,000 collateralized loan agreement dated 9/8/2015 - 9/30/2015, will repurchase securities provided as collateral for $650,696,667, in which asset-backed securities with a market value of $663,338,726 have been received as collateral and held with JPMorgan Chase as tri-party agent.	120,000,000
225,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/20/2015 - 11/25/2015, interest in a $500,000,000 collateralized loan agreement dated 10/22/2015 - 10/28/2015, will repurchase securities provided as collateral for $500,100,000, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds, commercial paper and exchange-traded funds with a market value of $510,029,148 have been received as collateral and held with JPMorgan Chase as tri-party agent.	225,000,000
4

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$183,000,000	RBC Capital Markets, LLC, 0.345% - 0.882%, 12/17/2015 - 1/14/2016, interest in a $800,000,000 collateralized loan agreement dated 9/17/2015 - 10/6/2015, will repurchase securities provided as collateral for $801,157,500, in which asset-backed securities, corporate bonds, medium term notes, municipal bonds and a U.S. Government Agency security with a market value of $816,333,280 have been received as collateral and held with BNY Mellon as tri-party agent.	$183,000,000
480,000,000	Wells Fargo Securities LLC, 0.446% - 0.537%, 1/6/2016 - 1/27/2016, interest in a $1,470,000,000 collateralized loan agreement dated 10/5/2015 - 10/27/2015, will repurchase securities provided as collateral for $1,471,783,889, in which collateralized mortgage obligations, asset-backed securities, corporate bonds, commercial paper, mutual funds and medium term notes with a market value of $1,499,742,597 have been received as collateral and held with BNY Mellon as tri-party agent.	480,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,565,000,000
	REPURCHASE AGREEMENTS—22.0%
	Finance - Banking—22.0%
500,000,000	Interest in $1,200,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,200,009,000 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/1/2045 and the market value of those underlying securities was $1,228,623,444.	500,000,000
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,500,011,250 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,004,009.	500,000,000
459,888,000	Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,700,014,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $1,749,821,378.	459,888,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,562,277,754.	500,000,000
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Wells Fargo Bank, N.A. will repurchase a security provided as collateral for $1,500,012,500 on 11/2/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 6/1/2045 and the market value of that underlying security was $1,530,012,751.	500,000,000
980,000,000	Interest in $1,480,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,480,012,333 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2045 and the market value of those underlying securities was $1,510,873,773.	980,000,000
	TOTAL REPURCHASE AGREEMENTS	3,439,888,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	15,637,102,884
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	10,581,478
	TOTAL NET ASSETS—100%	$15,647,684,362
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $3,351,768,040, which represented 21.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $3,351,768,040, which represented 21.4% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
5

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
SA	—Support Agreement
UT	—Unlimited Tax
6
Federated Prime Obligations Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.2%
		Finance - Automotive—0.1%
$31,040,288	[1,2]	Enterprise Fleet Financing LLC 2015-1, Class A1, 0.360%, 3/20/2016	$31,040,288
4,944,703	[1,2]	TCF Auto Receivables Owner Trust 2015-1, Class A1, 0.400%, 6/15/2016	4,944,703
		TOTAL	35,984,991
		Finance - Equipment—0.1%
31,927,946	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	31,927,946
		TOTAL ASSET-BACKED SECURITIES	67,912,937
		BANK NOTE—2.9%
		Finance - Banking—2.9%
1,050,000,000		Bank of America N.A., 0.310%—0.340%, 11/16/2015 - 2/3/2016	1,050,000,000
		CERTIFICATES OF DEPOSIT—26.4%
		Finance - Banking—26.4%
150,000,000		BMO Harris Bank, N.A., 0.403%, 11/2/2015	150,000,000
395,000,000		BNP Paribas SA, 0.120%—0.320%, 11/5/2015 - 11/19/2015	395,000,000
133,000,000		Bank of Montreal, 0.230%, 12/28/2015	133,014,726
508,000,000		Bank of Nova Scotia, Toronto, 0.330%—0.340%, 11/9/2015 - 11/24/2015	508,000,000
1,040,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.310%—0.400%, 11/12/2015 - 2/26/2016	1,040,000,000
927,000,000		Credit Agricole Corporate and Investment Bank, 0.310%—0.380%, 11/3/2015 - 2/4/2016	927,000,000
200,000,000		DNB Bank ASA, 0.090%, 11/6/2015	200,000,000
940,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.410%, 2/8/2016 - 2/10/2016	940,000,000
300,000,000		HSBC Bank USA, N.A., 0.354%, 11/9/2015	300,000,000
160,000,000		HSBC Bank USA, N.A., 0.363%, 11/2/2015	160,000,000
200,000,000		JPMorgan Chase Bank, N.A., 0.337%, 11/23/2015	200,000,000
740,000,000		Mizuho Bank Ltd., 0.300%—0.330%, 11/13/2015 - 11/25/2015	740,000,000
164,000,000		Rabobank Nederland NV, Utrecht, 0.338%, 11/30/2015	164,000,000
250,000,000		Societe Generale, Paris, 0.190%, 11/2/2015	250,000,000
714,000,000		Standard Chartered Bank PLC, 0.320%—0.385%, 11/12/2015 - 1/27/2016	714,000,000
235,000,000		State Street Bank and Trust Co., 0.350%, 12/14/2015	235,000,000
290,000,000		State Street Bank and Trust Co., 0.397%, 11/12/2015	290,000,000
1,622,000,000		Sumitomo Mitsui Banking Corp., 0.130%—0.330%, 11/3/2015 - 12/29/2015	1,622,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.310%, 11/30/2015	300,001,207
115,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	115,000,000
100,000,000		Wells Fargo Bank, N.A., 0.386%, 11/9/2015	99,995,240
		TOTAL	9,483,011,173
		TOTAL CERTIFICATES OF DEPOSIT	9,483,011,173
		COMMERCIAL PAPER—14.3%[3]
		Finance - Banking—7.6%
140,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380%—0.401%, 1/19/2016 - 2/3/2016	139,879,044
150,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.421%—0.481%, 1/13/2016 - 4/25/2016	149,797,500
100,000,000	[1,2]	Gotham Funding Corp., 0.200%, 12/4/2015	99,981,667
250,000,000		HSBC USA, Inc., 0.406%, 12/2/2015	249,912,812
500,000,000		ING (U.S.) Funding LLC, 0.310%, 12/16/2015 - 12/21/2015	499,789,028
250,000,000	[1,2]	J.P. Morgan Securities LLC, 0.501%—0.603%, 3/18/2016 - 4/1/2016	249,459,167
139,800,000	[1,2]	LMA-Americas LLC, 0.320%—0.350%, 12/16/2015 - 12/21/2015	139,738,724
290,000,000		Standard Chartered Bank PLC, 0.350%—0.370%, 12/3/2015 - 12/28/2015	289,882,306
842,000,000	[1,2]	Standard Chartered Bank PLC, 0.391%—0.401%, 1/29/2016 - 3/9/2016	841,029,142
1

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$60,000,000		State Street Corp., 0.451%, 12/21/2015	$59,962,500
		TOTAL	2,719,431,890
		Finance - Commercial—2.9%
900,696,000	[1,2]	Atlantic Asset Securitization LLC, 0.300%—0.330%, 11/12/2015 - 1/20/2016	900,182,181
125,000,000	[1,2]	CIESCO, LLC, 0.321%, 11/5/2015 - 11/9/2015	124,993,778
		TOTAL	1,025,175,959
		Finance - Retail—3.5%
50,000,000	[1,2]	Barton Capital LLC, 0.350%, 12/1/2015	49,985,417
30,000,000	[1,2]	CAFCO, LLC, 0.481%, 2/10/2016	29,959,600
15,000,000	[1,2]	CRC Funding, LLC, 0.471%, 2/10/2016	14,980,221
275,000,000	[1,2]	Chariot Funding LLC, 0.401%—0.501%, 1/15/2016 - 2/23/2016	274,688,333
655,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.300%—0.501%, 11/6/2015 - 2/23/2016	654,388,667
250,000,000	[1,2]	Starbird Funding Corp., 0.320%—0.400%, 12/9/2015 - 2/1/2016	249,854,944
		TOTAL	1,273,857,182
		Sovereign—0.3%
110,000,000	[1,2]	Kells Funding, LLC, 0.421%, 1/18/2016	109,903,750
		TOTAL COMMERCIAL PAPER	5,128,368,781
		CORPORATE BONDS—0.7%
		Finance - Commercial—0.7%
7,974,000		General Electric Capital Corp., 0.518%, 1/8/2016	7,976,062
8,000,000		General Electric Capital Corp., 0.918%, 1/8/2016	8,008,253
23,205,000		General Electric Capital Corp., 0.971%, 1/12/2016	23,297,118
22,994,000		General Electric Capital Corp., 1.000%, 1/8/2016	23,017,679
107,162,000		General Electric Capital Corp., 2.250%, 11/9/2015	107,204,726
21,500,000		General Electric Capital Corp., 2.950%, 5/9/2016	21,756,836
41,042,000		General Electric Capital Corp., 5.000%, 1/8/2016	41,380,535
		TOTAL	232,641,209
		Insurance—0.0%
7,600,000	[1,2]	Metropolitan Life Global Funding I, 0.456%, 12/23/2015	7,600,752
5,865,000	[1,2]	New York Life Global Funding, 0.666%, 1/25/2016	5,873,610
		TOTAL	13,474,362
		TOTAL CORPORATE BONDS	246,115,571
		CORPORATE NOTES—0.7%
		Finance - Banking—0.4%
125,500,000		U.S. Bank, N.A., 0.440%, 1/22/2016	125,537,334
		Finance - Commercial—0.2%
76,650,000		General Electric Capital Corp., 0.551%, 1/14/2016	76,677,993
		Insurance—0.1%
5,300,000	[1,2]	Metropolitan Life Global Funding I, 0.521%, 1/14/2016	5,302,122
7,910,000	[1,2]	Metropolitan Life Global Funding I, 0.851%, 1/15/2016	7,931,810
15,285,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	15,359,002
3,500,000	[1,2]	New York Life Global Funding, 2.450%, 7/14/2016	3,542,389
		TOTAL	32,135,323
		TOTAL CORPORATE NOTES	234,350,650
		NOTES - VARIABLE—21.9%[4]
		Aerospace/Auto—1.4%
135,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.331%, 1/15/2016	135,000,000
370,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.527%, 1/7/2016	370,000,000
		TOTAL	505,000,000
2

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—18.3%
$140,000,000		J.P. Morgan Securities LLC, 0.498%, 11/30/2015	$140,000,000
300,000,000		J.P. Morgan Securities LLC, 0.457%, 11/23/2015	300,000,000
38,000,000		J.P. Morgan Securities LLC, 0.436%, 11/16/2015	38,000,000
100,000,000	[1,2]	J.P. Morgan Securities LLC, 0.399%, 11/16/2015	100,000,000
25,000,000	[1,2]	J.P. Morgan Securities LLC, 0.397%, 11/27/2015	25,000,000
140,000,000	[1,2]	J.P. Morgan Securities LLC, 0.396%, 11/9/2015	140,000,000
15,000,000		Toronto Dominion Bank, 0.434%, 11/4/2015	15,000,000
75,000,000		Toronto Dominion Bank, 0.367%, 11/12/2015	75,000,000
75,000,000		Toronto Dominion Bank, 0.351%, 1/15/2016	75,000,000
250,000,000		Toronto Dominion Bank, 0.347%, 11/23/2015	250,000,000
325,000,000		Toronto Dominion Bank, 0.345%, 11/6/2015	325,000,000
100,000,000		Toronto Dominion Bank, 0.344%, 11/12/2015	100,000,000
69,000,000		Toronto Dominion Bank, 0.344%, 11/9/2015	69,000,000
312,000,000		Toronto Dominion Bank, 0.287%, 11/18/2015	312,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.484%, 1/4/2016	25,000,000
225,000,000		Royal Bank of Canada, Montreal, 0.337%, 11/12/2015	225,000,000
110,000,000		Royal Bank of Canada, Montreal, 0.317%, 11/12/2015	110,000,000
73,000,000		Royal Bank of Canada, Montreal, 0.315%, 11/23/2015	73,000,000
125,000,000		Royal Bank of Canada, Montreal, 0.287%, 11/19/2015	125,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.439%, 12/2/2015	200,000,000
215,000,000		Bank of Nova Scotia, Toronto, 0.421%, 11/17/2015	215,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.414%, 11/9/2015	150,000,000
15,000,000		Bank of Nova Scotia, Toronto, 0.409%, 11/16/2015	15,000,000
175,000,000		Bank of Nova Scotia, Toronto, 0.354%, 11/3/2015	175,000,000
225,000,000		Bank of Nova Scotia, Toronto, 0.346%, 11/23/2015	225,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.346%, 11/16/2015	50,000,000
25,000,000		Bank of Montreal, 0.437%, 11/12/2015	25,000,000
50,000,000		Bank of Montreal, 0.404%, 11/4/2015	50,011,861
20,000,000		Bank of Montreal, 0.404%, 11/4/2015	20,004,744
62,500,000		Bank of Montreal, 0.392%, 12/7/2015	62,500,000
100,000,000		Bank of Montreal, 0.367%, 11/13/2015	100,000,000
165,000,000		Bank of Montreal, 0.355%, 11/23/2015	165,000,000
200,000,000		Bank of Montreal, 0.331%, 11/30/2015	200,000,000
220,000,000		Bank of Montreal, 0.327%, 11/12/2015	220,000,000
150,000,000		Bank of Montreal, 0.313%, 11/2/2015	150,000,000
15,000,000		Bank of Montreal, 0.307%, 11/12/2015	15,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.319%, 11/16/2015	50,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.336%, 11/16/2015	40,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.344%, 11/20/2015	50,000,000
27,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.345%, 11/6/2015	27,000,000
75,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.345%, 11/6/2015	75,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.345%, 11/12/2015	100,000,000
60,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.347%, 11/2/2015	60,000,000
45,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.347%, 11/24/2015	45,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.371%, 11/17/2015	20,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.383%, 11/23/2015	100,000,000
45,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.395%, 12/21/2015	45,000,000
32,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.404%, 12/1/2015	32,000,000
84,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.414%, 11/9/2015	84,000,000
3

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$7,030,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	$7,030,000
2,720,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.240%, 11/6/2015	2,720,000
22,500,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	22,500,000
16,725,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.170%, 11/5/2015	16,725,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.130%, 11/4/2015	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.170%, 11/5/2015	3,000,000
7,550,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	7,550,000
1,120,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	1,120,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.170%, 11/5/2015	18,085,000
50,000,000		JPMorgan Chase Bank, N.A., 0.492%, 12/7/2015	50,000,000
1,730,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.130%, 11/4/2015	1,730,000
11,075,000		Johnson City, TN Health & Education Facilities Board, Series 2013-B (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.150%, 11/4/2015	11,075,000
600,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.240%, 11/4/2015	600,000
570,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.240%, 11/4/2015	570,000
22,005,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/4/2015	22,005,000
30,000,000		Maine State Housing Authority, (2013 Series G) Federally Taxable, 0.150%, 11/5/2015	30,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.150%, 11/5/2015	25,000,000
66,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.110%, 11/5/2015	66,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/5/2015	10,000,000
5,781,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.150%, 11/5/2015	5,781,000
57,800,000		Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/4/2015	57,800,000
7,190,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.300%, 11/5/2015	7,190,000
5,425,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	5,425,000
13,710,000		Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	13,710,000
29,200,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.160%, 11/5/2015	29,200,000
8,840,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.750%, 11/5/2015	8,840,000
955,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.150%, 11/5/2015	955,000
16,500,000		TMF Biofuels LLC, Series 2012, (Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/5/2015	16,500,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.170%, 11/4/2015	6,460,000
7,765,000		The Larry L. Henry 2013 Family Trust, Series 2013, (Wells Fargo Bank, N.A. LOC), 0.170%, 11/5/2015	7,765,000
8,625,000		University of Illinois, Series 2014C, (Northern Trust Corp. LOC), 0.130%, 11/5/2015	8,625,000
112,500,000		Wells Fargo Bank, N.A., 0.479%, 12/2/2015	112,556,016
203,000,000		Wells Fargo Bank, N.A., 0.499%, 12/22/2015	203,000,000
469,000,000		Wells Fargo Bank, N.A., 0.515%, 12/21/2015	469,000,000
7,150,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.160%, 11/5/2015	7,150,000
		TOTAL	6,577,083,621
		Finance - Commercial—0.9%
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.313%, 11/16/2015	75,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.364%, 11/3/2015	50,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.364%, 11/4/2015	75,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.364%, 11/9/2015	50,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.374%, 11/5/2015	74,996,591
9,865,000	[1,2]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.170%, 11/5/2015	9,865,000
		TOTAL	334,861,591
		Finance - Retail—0.5%
100,000,000	[1,2]	Barton Capital LLC, 0.317%, 11/10/2015	100,000,000
73,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.426%, 11/13/2015	73,000,000
		TOTAL	173,000,000
4

Principal Amount or Shares		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—0.7%
$10,150,000	Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.100%, 11/4/2015	$10,150,000
22,005,000	COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.150%, 11/5/2015	22,005,000
34,280,000	Capital Trust Agency, FL, (FNMA LOC), 0.140%, 11/5/2015	34,280,000
29,160,000	Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	29,160,000
5,275,000	Foundation Properties, Inc., (FHLB of Atlanta LOC), 0.250%, 11/5/2015	5,275,000
7,015,000	Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.350%, 11/5/2015	7,015,000
2,005,000	Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.400%, 11/5/2015	2,005,000
8,290,000	Helmholdt Capital, LLC, Series 2007-A, (FHLB of San Francisco LOC), 0.240%, 11/5/2015	8,290,000
7,500,000	Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	7,500,000
11,000,000	MB N4P3, LLC, Series 2015 Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	11,000,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	6,200,000
24,195,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	24,195,000
23,820,000	Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.150%, 11/5/2015	23,820,000
7,500,000	Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.170%, 11/5/2015	7,500,000
12,320,000	Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.170%, 11/4/2015	12,320,000
7,180,000	St. Charles County, MO Industrial Development Authority, (FHLB of Des Moines LOC), 0.150%, 11/5/2015	7,180,000
6,040,000	St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.150%, 11/5/2015	6,040,000
8,750,000	Tack Capital Co., (FHLB of New York LOC), 0.190%, 11/5/2015	8,750,000
	TOTAL	232,685,000
	University—0.1%
17,000,000	University of California (The Regents of), Series 2011 Z-1, 0.120%, 11/5/2015	17,000,000
27,000,000	University of California (The Regents of), Series 2011 Z-2, 0.120%, 11/5/2015	27,000,000
	TOTAL	44,000,000
	TOTAL NOTES—VARIABLE	7,866,630,212
	TIME DEPOSITS—4.7%
	Finance - Banking—4.7%
1,000,000,000	DNB Bank ASA, 0.050%, 11/2/2015	1,000,000,000
700,000,000	Svenska Handelsbanken, Stockholm, 0.050%, 11/2/2015	700,000,000
	TOTAL	1,700,000,000
	TOTAL TIME DEPOSITS	1,700,000,000
	OTHER REPURCHASE AGREEMENTS—8.9%
	Finance - Banking—8.9%
505,000,000	BNP Paribas Securities Corp., 0.152%—0.507%, 11/2/2015 - 12/1/2015, interest in a $815,000,000 collateralized loan agreement dated 8/6/2015 - 10/30/2015, will repurchase securities provided as collateral for $815,356,438, in which asset-backed securities, corporate bonds, medium term notes, collateralized mortgage obligations, U.S. Government Agency and municipal bond securities with a market value of $831,629,212 have been received as collateral and held with BNY Mellon as tri-party agent.	505,000,000
705,000,000	Credit Suisse Securities (USA) LLC, 0.659%—0.669%, 11/24/2015 - 12/15/2015, interest in a $1,015,000,000 collateralized loan agreement dated 6/4/2015 - 7/27/2015, will repurchase securities provided as collateral for $1,016,106,917, in which collateralized mortgage obligations and commercial paper with a market value of $1,035,748,886 have been received as collateral and held with JPMorgan Chase as tri-party agent.	705,000,000
169,000,000	HSBC Securities (USA), Inc., 0.152%, 11/2/2015, interest in a $169,000,000 collateralized loan agreement dated 10/30/2015, will repurchase securities provided as collateral for $169,002,113, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $172,381,122 have been received as collateral and held with BNY Mellon as tri-party agent.	169,000,000
357,500,000	JPMorgan Securities LLC, 0.406%—0.436%, 12/7/2015 - 1/4/2016, interest in a $650,000,000 collateralized loan agreement dated 9/8/2015 - 9/30/2015, will repurchase securities provided as collateral for $650,696,667, in which asset-backed securities with a market value of $663,338,726 have been received as collateral and held with JPMorgan Chase as tri-party agent.	357,500,000
515,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/20/2015 - 11/25/2015, interest in a $740,000,000 collateralized loan agreement dated 10/22/2015 - 10/28/2015, will repurchase securities provided as collateral for $740,146,250, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds, commercial paper, U.S. Treasury securities, convertible bonds and exchange-traded funds with a market value of $754,842,121 have been received as collateral and held with JPMorgan Chase as tri-party agent.	515,000,000
5

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$300,000,000	RBC Capital Markets, LLC, 0.345%—0.882%, 12/17/2015 - 1/14/2016, interest in a $800,000,000 collateralized loan agreement dated 9/17/2015 - 10/6/2015, will repurchase securities provided as collateral for $600,907,500, in which corporate bonds, asset-backed securities and medium-term notes with a market value of $816,333,280 have been received as collateral and held with BNY Mellon as tri-party agent.	$300,000,000
639,000,000	Wells Fargo Securities LLC, 0.446%—0.537%, 1/4/2016 - 1/27/2016, interest in a $1,150,000,000 collateralized loan agreement dated 10/5/2015 - 10/27/2015, will repurchase securities provided as collateral for $1,151,415,111, in which collateralized mortgage obligations and asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $1,173,249,645 have been received as collateral and held with BNY Mellon as tri-party agent.	639,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,190,500,000
	REPURCHASE AGREEMENTS—18.9%
	Finance - Banking—7.7%
400,000,000	Repurchase agreement 0.09%, dated 10/30/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,003,000 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2045 and the market value of those underlying securities was $409,397,141.	400,000,000
500,000,000	Repurchase agreement 0.09%, dated 10/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,003,750 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2045 and the market value of those underlying securities was $510,003,825.	500,000,000
500,000,000	Repurchase agreement 0.11%, dated 10/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $500,004,583 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2056 and the market value of those underlying securities was $515,000,497.	500,000,000
375,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,562,277,754.	375,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $1,500,012,500 on 11/2/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 6/1/2045 and the market value of that underlying security was $1,530,012,751.	1,000,000,000
4,000,000,000	Repurchase agreement 0.05%, dated 10/30/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $4,000,016,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $4,000,016,722.	4,000,000,000
	TOTAL REPURCHASE AGREEMENTS	6,775,000,000
	TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	35,741,889,324
	OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	131,217,426
	TOTAL NET ASSETS—100%	$35,873,106,750
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $5,503,327,304, which represented 15.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $5,503,327,304, which represented 15.3% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
6

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LLC	—Limited Liability Corporation
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
SA	—Support Agreement
7
Federated Prime Value Obligations Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.3%
		Finance - Automotive—0.0%
$209,809		SMART ABS Series 2015-1US Trust, Class A1, 0.400%, 3/14/2016	$209,809
		Finance - Equipment—0.3%
22,349,563	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	22,349,563
3,442,417	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.350%, 3/15/2016	3,442,417
		TOTAL	25,791,980
		TOTAL ASSET-BACKED SECURITIES	26,001,789
		CERTIFICATES OF DEPOSIT—16.5%
		Finance - Banking—16.5%
100,000,000		BNP Paribas SA, 0.320%, 11/19/2015	100,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	50,000,000
115,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%—0.390%, 11/16/2015 - 2/8/2016	115,000,000
180,000,000		Credit Agricole Corporate and Investment Bank, 0.320%—0.380%, 11/3/2015 - 2/3/2016	180,000,000
125,000,000		KBC Bank N.V., 0.110%, 11/5/2015	125,000,000
10,000,000		Mizuho Bank Ltd., 0.330%, 11/25/2015	10,000,000
50,000,000		Mizuho Bank Ltd., 0.340%, 1/15/2016	49,964,614
77,500,000		Natixis, 0.330%—0.400%, 12/22/2015 - 2/4/2016	77,506,028
200,000,000		Standard Chartered Bank PLC, 0.350%—0.385%, 12/4/2015 - 2/1/2016	200,000,000
356,000,000		Sumitomo Mitsui Banking Corp., 0.400%, 2/1/2016 - 2/17/2016	356,000,000
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,268,470,642
		COMMERCIAL PAPER—24.4%[3]
		Aerospace/Auto—0.2%
14,000,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.450%, 11/2/2015 - 11/5/2015	13,999,352
		Chemicals—0.7%
25,000,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.290%, 11/5/2015	24,999,195
7,465,000		PPG Industries, Inc., 0.450%, 11/23/2015	7,462,947
19,285,000	[1,2]	Potash Corp. of Saskatchewan, Inc., 0.420%, 11/9/2015	19,283,200
		TOTAL	51,745,342
		Container\Packaging—0.2%
14,100,000	[1,2]	Bemis Co., Inc., 0.430%, 11/2/2015	14,099,832
		Electric Power—0.1%
4,500,000		Virginia Electric & Power Co., 0.420%, 11/10/2015	4,499,527
		Finance - Banking—9.3%
78,000,000	[1,2]	BNP Paribas SA, 0.330%—0.360%, 12/1/2015 - 12/21/2015	77,969,000
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380%, 1/19/2016	49,958,305
10,000,000	[1,2]	Barclays US Funding LLC, 0.120%, 11/2/2015	9,999,967
30,000,000	[1,2]	Gotham Funding Corp., 0.200%, 11/19/2015	29,997,000
75,000,000		HSBC USA, Inc., 0.406%, 12/2/2015	74,973,844
75,000,000		ING (U.S.) Funding LLC, 0.310%, 11/13/2015	74,992,250
15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.501%, 3/18/2016	14,971,250
56,000,000	[1,2]	LMA-Americas LLC, 0.310%—0.320%, 1/6/2016 - 1/12/2016	55,966,480
40,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.360%, 12/14/2015	39,982,800
100,000,000	[1,2]	Nationwide Building Society, 0.400%, 12/16/2015	99,950,000
136,000,000		Standard Chartered Bank PLC, 0.340%—0.391%, 11/23/2015 - 2/4/2016	135,928,146
1

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$50,000,000	[1,2]	Standard Chartered Bank PLC, 0.391%, 2/22/2016	$49,938,792
		TOTAL	714,627,834
		Finance - Commercial—3.2%
25,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.320%, 1/20/2016	24,982,222
225,250,000	[1,2]	Versailles Commercial Paper LLC, 0.300%—0.350%, 11/2/2015 - 1/7/2016	225,196,958
		TOTAL	250,179,180
		Finance - Retail—9.5%
231,000,000		American Express Credit Corp., 0.320%—0.370%, 1/29/2016 - 2/5/2016	230,799,449
5,000,000	[1,2]	CRC Funding, LLC, 0.471%, 2/10/2016	4,993,407
47,000,000	[1,2]	Chariot Funding LLC, 0.421%—0.501%, 2/16/2016 - 2/23/2016	46,932,953
50,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.501%, 2/8/2016	49,931,250
395,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360%—0.431%, 11/3/2015 - 3/1/2016	394,593,620
		TOTAL	727,250,679
		Food & Beverage—0.9%
33,384,000	[1,2]	Agrium, Inc., 0.430%—0.520%, 11/2/2015 - 12/2/2015	33,378,408
37,686,000	[1,2]	General Mills, Inc., 0.150%, 11/2/2015	37,685,843
		TOTAL	71,064,251
		Machinery / Equipment / Auto—0.2%
18,000,000	[1,2]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. SA), 0.200%, 11/2/2015	17,999,900
		Telecommunications—0.1%
6,600,000	[1,2]	NBC Universal Enterprise, Inc., (GTD by Comcast Corp.), 0.420%, 11/4/2015	6,599,769
		TOTAL COMMERCIAL PAPER	1,872,065,666
		CORPORATE BONDS—0.5%
		Finance—Banking—0.4%
22,834,000		Citigroup, Inc., 1.250%, 1/15/2016	22,863,358
4,930,000		JPMorgan Chase & Co., 3.450%, 3/1/2016	4,973,068
		TOTAL	27,836,426
		Finance—Securities—0.1%
10,000,000	[1,2]	GE Capital International Funding Co., 0.964%, 4/15/2016	10,019,629
		TOTAL CORPORATE BONDS	37,856,055
		NOTES - VARIABLE—29.6%[4]
		Aerospace/Auto—3.3%
35,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.424%, 11/5/2015	35,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.467%, 11/27/2015	50,000,000
21,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.467%, 11/27/2015	21,000,000
100,000,000	[4]	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 11/16/2015	100,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.331%, 1/15/2016	20,000,000
30,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.527%, 1/7/2016	30,000,000
		TOTAL	256,000,000
		Finance - Banking—25.8%
50,000,000	[4]	BMO Harris Bank, N.A., 0.403%, 11/2/2015	50,000,000
69,400,000		BNP Paribas SA, Sr. Unsecured, 0.621%, 11/7/2015	69,402,429
90,000,000	[4]	Bank of Montreal, 0.347%, 11/18/2015	90,000,000
50,000,000	[4]	Bank of Montreal, 0.355%, 11/23/2015	50,000,000
100,000,000	[4]	Bank of Montreal, 0.437%, 11/12/2015	100,000,000
18,087,000	[4]	Bank of Montreal, 0.841%, 1/15/2016	18,136,081
75,000,000	[4]	Bank of Nova Scotia, Toronto, 0.354%, 11/3/2015	75,000,000
100,000,000	[4]	Bank of Nova Scotia, Toronto, 0.414%, 11/9/2015	100,000,000
2,635,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.150%, 11/4/2015	2,635,000
2

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.347%, 11/24/2015	$15,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.371%, 11/17/2015	10,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.386%, 12/16/2015	10,000,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, (Series T0014)/(JPMorgan Chase Bank NA LIQ), 0.150%, 11/2/2015	24,500,000
10,620,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.220%, 11/5/2015	10,620,000
8,760,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.150%, 11/5/2015	8,760,000
2,200,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/3/2015	2,200,000
96,000,000	[1,2,4]	Commonwealth Bank of Australia, 0.353%, 11/2/2015	96,000,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.440%, 11/4/2015	10,265,000
4,535,000		Elsinore Properties LP, Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.240%, 11/5/2015	4,535,000
5,610,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.300%, 11/5/2015	5,610,000
1,525,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 11/6/2015	1,525,000
16,250,000		Grand River Dam Authority, OK, Series 2014-C, (Barclays Bank PLC LOC), 0.150%, 11/5/2015	16,250,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.130%, 11/4/2015	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.170%, 11/5/2015	7,000,000
2,785,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 11/3/2015	2,785,000
30,000,000	[1,2,4]	J.P. Morgan Securities LLC, 0.397%, 11/27/2015	30,000,000
80,000,000	[4]	J.P. Morgan Securities LLC, 0.436%, 11/16/2015	80,000,000
40,000,000	[1,2,4]	J.P. Morgan Securities LLC, 0.457%, 11/25/2015	40,000,000
38,816,000	[4]	JPMorgan Chase & Co., 0.952%, 11/27/2015	38,850,750
25,000,000		JPMorgan Chase Bank, N.A., 0.492%, 12/7/2015	25,000,000
14,680,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 11/3/2015	14,680,000
16,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 11/3/2015	16,000,000
27,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.110%, 11/5/2015	27,000,000
2,640,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/3/2015	2,640,000
60,000,000	[4]	Natixis, 0.327%, 11/10/2015	60,000,000
2,089,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.150%, 11/5/2015	2,089,000
10,150,000		Orthopaedic Hospital of Wisconsin LLC, Series 09-A, (Bank of Montreal LOC), 0.160%, 11/5/2015	10,150,000
40,000,000	[1,2]	Puttable Floating Option Taxable Notes, P-FLOATs (Series TNP-1014), 0.400%, 11/2/2015	40,000,000
50,000,000	[4]	Rabobank Nederland NV, Utrecht, 0.338%, 11/30/2015	50,000,000
100,000,000	[4]	Royal Bank of Canada, Montreal, 0.315%, 11/23/2015	100,000,000
50,000,000	[4]	Royal Bank of Canada, Montreal, 0.484%, 1/4/2016	50,000,000
30,000,000	[4]	Royal Bank of Canada, Montreal, 0.571%, 1/14/2016	30,000,000
8,211,000	[4]	Royal Bank of Canada, Montreal, 0.793%, 12/9/2015	8,232,477
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/5/2015	18,965,000
3,655,000		Silvio Properties, LLC, Series 2007, (Fifth Third Bank, Cincinnati LOC), 0.220%, 11/5/2015	3,655,000
175,000,000	[4]	Toronto Dominion Bank, 0.287%, 11/18/2015	175,000,000
75,000,000	[4]	Toronto Dominion Bank, 0.345%, 11/6/2015	75,000,000
50,000,000	[4]	Toronto Dominion Bank, 0.367%, 11/12/2015	50,000,000
7,274,000		Toronto Dominion Bank, Sr. Unsecured, 0.793%, 12/9/2015	7,293,675
19,000,000	[4]	Wells Fargo & Co., 0.847%, 1/20/2016	19,053,588
25,000,000	[4]	Wells Fargo Bank, N.A., 0.477%, 11/23/2015	25,000,000
50,000,000		Wells Fargo Bank, N.A., 0.479%, 12/2/2015	50,024,807
25,000,000		Wells Fargo Bank, N.A., 0.515%, 12/21/2015	25,000,000
4,510,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 11/6/2015	4,510,000
100,000,000	[1,2,4]	Westpac Banking Corp. Ltd., Sydney, 0.353%, 11/2/2015	100,000,000
2,565,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 11/4/2015	2,565,000
3

Principal Amount or Shares		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$5,230,000	Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.150%, 11/5/2015	$5,230,000
	TOTAL	1,982,862,807
	Finance - Commercial—0.5%
40,000,000	General Electric Capital Corp., Sr. Unsecured, 0.545%, 12/21/2015	40,040,301
	TOTAL NOTES - VARIABLE	2,278,903,108
	TIME DEPOSIT—0.7%
	Finance - Banking—0.7%
50,000,000	Toronto Dominion Bank, 0.050%, 11/2/2015	50,000,000
	OTHER REPURCHASE AGREEMENTS—17.8%
	Finance - Banking—17.8%
45,000,000	BNP Paribas Securities Corp., 0.507%, 11/4/2015, interest in a $200,000,000 collateralized loan agreement, dated 8/6/2015, will repurchase securities provided as collateral for $200,250,000, in which asset-backed securities and and corporate bonds with a market value of $204,249,334 have been received as collateral and held with as tri-party agent.	45,000,000
136,000,000	Citigroup Global Markets, Inc., 0.558%—0.811%, 11/2/2015, interest in a $225,000,000 collateralized loan agreement, dated 9/22/2015-10/30/2015, will repurchase securities provided as collateral for $225,195,938, in which asset-backed securities, collateralized mortgage obligations, common stock, convertible preferred securities and corporate bonds, with a market value of $229,559,189 have been received as collateral and held with BNY Mellon as tri-party agent.	136,000,000
105,000,000	Credit Suisse Securities (USA) LLC, 0.791%—0.842%, 11/2/2015, interest in a $165,000,000 collateralized loan agreement, dated 8/3/2015-10/29/2015, will repurchase securities provided as collateral for $165,931,050, in which collateralized mortgage obligations with a market value of $169,165,775 have been received as collateral and held with JPMorgan Chase as tri-party agent.	105,000,000
17,400,000	Goldman Sachs & Co., 0.223%—0.304%, 11/3/2015, interest in a $17,400,000 collateralized loan agreement, dated 10/27/2015-10/30/2015, will repurchase securities provided as collateral for $17,400,827, in which collateralized mortgage obligations and U.S. Government Agency securities, with a market value of $17,748,589 have been received as collateral and held with BNY Mellon as tri-party agent.	17,400,000
70,000,000	J.P. Morgan Securities LLC, 0.406%—0.436%, 11/6/2015, interest in a $650,000,000 collateralized loan agreement, dated 9/8/2015-9/30/2015, will repurchase securities provided as collateral for $650,696,667, in which asset-backed securities with a market value of $663,338,726 have been received as collateral and held with JPMorgan Chase as tri-party agent.	70,000,000
145,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%—0.456%, 11/2/2015, interest in a $275,000,000 collateralized loan agreement, dated 9/30/2015, will repurchase securities provided as collateral for $275,008,854, in which asset-backed securities and collateralized mortgage obligations, with a market value of $280,509,2891 have been received as collateral and held with BNY Mellon as tri-party agent.	145,000,000
200,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 11/3/2015, interest in a $200,000,000 collateralized loan agreement, dated 9/30/2015, will repurchase securities provided as collateral for $200,047,222, in which American depositary receipts, commercial paper, common stock, corporate bonds, exchange-traded funds, municipal bonds and mutual funds, with a market value of $204,046,751 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
192,000,000	Mizuho Securities USA, Inc., 0.456%—1.237%, 11/6/2015, interest in a $297,000,000 collateralized loan agreement, dated 6/23/2015-10/29/2015, will repurchase securities proviced as collateral for $297,595,937, in which certificated of deposit, collateralized mortgage obligations, corporate bonds, medium-term notes, U.S. Government Agency securities and U.S. Treasury securities with a market value of $303,288,844 have been received as collateral and held with BNY Mellon as tri-party agent.	192,000,000
150,000,000	Pershing LLC, 0.355%, 11/2/2015, interest in a $200,000,000 collateralized loan agreement, dated 10/30/2015, will repurchase securities provided as collateral for $200,005,833, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, municipal bonds and medium-term notes, with a market value of $204,007,248 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
80,000,000	RBC Capital Markets, LLC, 0.345%, 11/6/2015, interest in a $300,000,000 collateralized loan agreement, dated 9/18/2015, will repurchase securities provided as collateral for $300,255,000, in which corporate bonds and medium-term notes, with a market value of $306,130,784 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
230,000,000	Wells Fargo Securities LLC, 0.446%—0.537%, 11/6/2015, interest in a $1,070,000,000 collateralized loan agreement, dated 10/5/2015-10/27/2015, will repurchase securities provided as collateral for $1,071,296,611, in which asset-backed securities, collateralized mortgage obligations and commercial paper with a market value of $1,091,603,763 have been received as collateral and held with BNY Mellon as tri-party agent.	230,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,370,400,000
	REPURCHASE AGREEMENTS—10.2%
50,000,000	Repurchase agreement 0.08%, dated 10/30/2015 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $50,000,333 on 11/2/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 12/31/2018 and the market value of these underlying securities were $51,000,409.	50,000,000
4

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
$218,186,000	Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $4,080,027,214.	$218,186,000
263,212,000	Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,700,014,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2064 and the market value of those underlying securities was $1,749,821,378.	263,212,000
150,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,004,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2045 and the market value of those underlying securities was $510,804,730.	150,000,000
100,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,562,277,754.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	781,398,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	7,685,095,260
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,418,389
	TOTAL NET ASSETS—100%	$7,686,513,649
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $1,694,762,807, which represented 22.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $1,694,762,807, which represented 22.0% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
5

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SA	—Support Agreement
6
Federated Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—103.6%[1,2]
		Alabama—4.4%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.020%, 11/5/2015	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.010%, 11/5/2015	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 11/5/2015	8,000,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.040%, 11/2/2015	27,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.060%, 11/4/2015	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.030%, 11/5/2015	28,000,000
35,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.040%, 11/2/2015	35,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.060%, 11/5/2015	12,000,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.060%, 11/5/2015	11,500,000
29,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.020%, 11/4/2015	29,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 11/4/2015	10,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 11/4/2015	25,000,000
40,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 11/4/2015	40,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 11/4/2015	10,000,000
11,800,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.050%, 11/5/2015	11,800,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 11/5/2015	5,410,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.010%, 11/4/2015	2,675,000
		TOTAL	275,485,000
		Alaska—1.8%
5,015,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 11/5/2015	5,015,000
33,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 11/5/2015	33,000,000
50,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 11/5/2015	50,000,000
24,590,000	[3,4]	Anchorage, AK Wastewater Revenue, (Solar Eclipse 2007-0097) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 11/5/2015	24,590,000
		TOTAL	112,605,000
		Arizona—1.1%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.010%, 11/5/2015	4,000,000
5,000,000		Phoenix, AZ IDA, (Series 2014B) Daily VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 11/2/2015	5,000,000
21,785,000		Salt River Pima-Maricopa, AZ Indian Community, (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 11/5/2015	21,785,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 11/5/2015	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.040%, 11/5/2015	28,500,000
		TOTAL	67,130,000
		California—7.1%
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 11/5/2015	15,450,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.010%, 11/5/2015	$12,200,000
14,330,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.020%, 11/5/2015	14,330,000
7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 11/5/2015	7,500,000
26,125,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 11/5/2015	26,125,000
12,290,000		California Statewide CDA, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	12,290,000
19,045,000		California Statewide CDA, (Series 2004E), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/7/2016	19,045,000
16,700,000		California Statewide CDA, (Series 2004I), 0.07% CP (Kaiser Permanente), Mandatory Tender 12/2/2015	16,700,000
30,800,000		California Statewide CDA, (Series 2004I), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	30,800,000
11,275,000		California Statewide CDA, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.010%, 11/4/2015	11,275,000
8,750,000		California Statewide CDA, (Series 2009 B-6), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/6/2016	8,750,000
48,000,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010A), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), Mandatory Tender 3/1/2016	48,000,000
42,000,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010B), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ) 1/4/2016	42,000,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 11/5/2015	42,490,000
40,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 11/5/2015	40,000,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.120%, 11/5/2015	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank NA LIQ), 0.070%, 11/5/2015	21,500,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 11/5/2015	7,735,000
47,975,000	[3,4]	San Mateo County, CA CCD, (DB-474) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 11/5/2015	47,975,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 11/5/2015	15,390,000
		TOTAL	448,455,000
		Colorado—1.9%
22,900,000	[3,4]	Colorado Health Facilities Authority, (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 11/5/2015	22,900,000
16,695,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 11/5/2015	16,695,000
31,220,000		University of Colorado Hospital Authority, MVRENs (Series 2015A), 0.190%, 11/5/2015	31,220,000
36,765,000		University of Colorado Hospital Authority, MVRENs (Series 2015B), 0.190%, 11/5/2015	36,765,000
12,975,000		University of Colorado Hospital Authority, MVRENs (Series 2015C), 0.190%, 11/5/2015	12,975,000
		TOTAL	120,555,000
		Connecticut—0.1%
3,815,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.010%, 11/5/2015	3,815,000
4,000,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 11/5/2015	4,000,000
		TOTAL	7,815,000
		District of Columbia—0.9%
3,265,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 11/6/2015	3,265,000
4,375,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	4,375,000
11,920,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	11,920,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.020%, 11/5/2015	12,575,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.010%, 11/5/2015	26,665,000
		TOTAL	58,800,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—9.3%
$16,980,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.140%, 11/5/2015	$16,980,000
28,375,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 11/5/2015	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 11/5/2015	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 11/4/2015	9,750,000
16,215,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198), 0.05% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/3/2015	16,215,000
58,305,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.010%, 11/2/2015	58,305,000
5,975,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.020%, 11/4/2015	5,975,000
25,020,000		Jacksonville, FL, Transportation Revenue Bonds (Series 2008A) Weekly VRDNs (Jacksonville, FL Transportation Authority)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/5/2015	25,020,000
7,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.010%, 11/2/2015	7,500,000
17,000,000	[3,4]	Miami-Dade County, FL, RBC 3A-7 (Series E-64), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Optional Tender 1/4/2016	17,000,000
4,150,000	[3,4]	Miami-Dade County, FL, RBC 3A-7 (Series E-66), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 11/2/2015	4,150,000
10,500,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 11/5/2015	10,500,000
18,085,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 11/5/2015	18,085,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2015	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 11/5/2015	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.020%, 11/5/2015	22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles 3A-7 (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.040%, 11/5/2015	36,400,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC 3A-7 (Series E-62), 0.10% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 11/2/2015	20,000,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 11/5/2015	15,535,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.210%, 11/5/2015	16,500,000
128,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.010%, 11/2/2015	128,000,000
7,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.08% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 12/11/2015	7,500,000
13,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.210%, 11/5/2015	13,000,000
		TOTAL	584,455,000
		Georgia—4.1%
31,765,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Certificates (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 11/5/2015	31,765,000
9,000,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.010%, 11/5/2015	9,000,000
6,000,000	[3,4]	Clarke County, GA Hospital Authority, Solar Eclipse (Series 2007-0031) Weekly VRDNs (Athens Regional Medical Center)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 11/5/2015	6,000,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.020%, 11/5/2015	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.070%, 11/5/2015	10,000,000
54,500,000		DeKalb County, GA, 1.75% TANs, 12/28/2015	54,629,341
59,300,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.020%, 11/4/2015	59,300,000
4,335,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	4,335,000
35,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 2/1/2016	35,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$24,865,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Mandatory Tender 12/1/2015	$24,865,000
2,170,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 11/5/2015	2,170,000
11,100,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 11/4/2015	11,100,000
		TOTAL	255,564,341
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), MVRENs (2015 Series C), 0.250%, 11/5/2015	10,500,000
		Idaho—0.2%
11,435,000		Idaho Health Facilities Authority, (Series 2013ID), 0.07% TOBs (Trinity Healthcare Credit Group), Optional Tender 12/1/2015	11,435,000
		Illinois—4.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.010%, 11/5/2015	12,410,000
26,755,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.030%, 11/5/2015	26,755,000
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.210%, 11/5/2015	600,000
4,825,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.020%, 11/5/2015	4,825,000
15,060,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	15,060,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.040%, 11/5/2015	28,000,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.020%, 11/5/2015	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.010%, 11/4/2015	33,200,000
18,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 11/4/2015	18,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.010%, 11/4/2015	6,500,000
11,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.210%, 11/5/2015	11,500,000
29,400,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.030%, 11/5/2015	29,400,000
900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.090%, 11/5/2015	900,000
6,075,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.010%, 11/5/2015	6,075,000
1,300,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 11/5/2015	1,300,000
24,000,000		Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 11/5/2015	24,000,000
7,700,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.020%, 11/5/2015	7,700,000
4,500,000	[3,4]	Illinois Finance Authority, (Series 2015-XF0253) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 11/5/2015	4,500,000
10,200,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Certificates (Series 2015-XF2160) Weekly VRDNs (University of Chicago)/(Barclays Bank PLC LIQ), 0.040%, 11/5/2015	10,200,000
4,700,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.010%, 11/5/2015	4,700,000
10,150,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.020%, 11/6/2015	10,150,000
7,415,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.030%, 11/5/2015	7,415,000
		TOTAL	278,590,000
		Indiana—4.4%
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 11/5/2015	12,000,000
5,890,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.030%, 11/6/2015	5,890,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.030%, 11/5/2015	6,500,000
121,500,000		Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	121,500,000
123,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	123,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$9,515,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/5/2015	$9,515,000
		TOTAL	278,405,000
		Iowa—0.4%
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.040%, 11/5/2015	23,500,000
		Kansas—0.1%
1,550,000		Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 11/4/2015	1,550,000
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.020%, 11/5/2015	5,400,000
		TOTAL	6,950,000
		Kentucky—0.4%
25,000,000		Pikeville, KY, (Series 2015), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2016	25,055,884
2,400,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.020%, 11/6/2015	2,400,000
		TOTAL	27,455,884
		Louisiana—4.0%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.040%, 11/4/2015	25,000,000
2,885,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.030%, 11/4/2015	2,885,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.030%, 11/4/2015	3,350,000
4,000,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 11/2/2015	4,000,000
20,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 11/2/2015	20,000,000
12,400,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.010%, 11/2/2015	12,400,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.010%, 11/5/2015	12,125,000
5,200,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 11/2/2015	5,200,000
25,500,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.010%, 11/4/2015	25,500,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 11/5/2015	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.030%, 11/5/2015	5,400,000
20,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.020%, 11/4/2015	20,000,000
22,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 11/4/2015	22,000,000
		TOTAL	253,935,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 11/5/2015	3,350,000
		Maryland—0.7%
2,665,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 11/3/2015	2,665,000
15,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.010%, 11/5/2015	15,300,000
794,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 11/3/2015	794,500
1,149,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 11/3/2015	1,149,000
25,000,000		Montgomery County, MD, (2009 Series A), 0.03% CP, Mandatory Tender 12/1/2015	25,000,000
		TOTAL	44,908,500
		Massachusetts—3.4%
9,822,000		Attleboro, MA, 1.25% BANs, 6/15/2016	9,879,080
38,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 11/5/2015	38,000,000
57,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 11/5/2015	57,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 11/5/2015	$17,000,000
30,695,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.02% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 11/10/2015	30,695,000
10,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/4/2015	10,000,000
15,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.210%, 11/5/2015	15,210,000
6,100,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.010%, 11/5/2015	6,100,000
16,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.05% CP (Barclays Bank PLC LOC), Mandatory Tender 11/5/2015	16,000,000
14,435,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.210%, 11/5/2015	14,435,000
		TOTAL	214,819,080
		Michigan—2.5%
28,250,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 11/5/2015	28,250,000
5,310,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 11/4/2015	5,310,000
5,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.010%, 11/5/2015	5,415,000
2,155,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 11/5/2015	2,155,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.190%, 11/5/2015	8,650,000
10,625,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.190%, 11/5/2015	10,625,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.190%, 11/5/2015	7,100,000
5,800,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 11/5/2015	5,800,000
2,850,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.020%, 11/5/2015	2,850,000
500,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 11/4/2015	500,000
4,640,000		Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 11/4/2015	4,640,000
21,900,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 11/2/2015	21,900,000
5,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 11/4/2015	5,500,000
400,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.020%, 11/5/2015	400,000
5,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.010%, 11/5/2015	5,000,000
33,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 11/5/2015	33,675,000
1,715,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.020%, 11/5/2015	1,715,000
7,125,000	[3,4]	Royal Oak, MI Hospital Finance Authority, PUTTERs (Series 5000) Daily VRDNs (Beaumont Health Credit Group )/(JPMorgan Securities LLC LIQ)/(United States Treasury PRF), 0.020%, 11/2/2015	7,125,000
100,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 11/4/2015	100,000
		TOTAL	156,710,000
		Minnesota—1.9%
11,500,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.010%, 11/5/2015	11,500,000
15,910,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.020%, 11/5/2015	15,910,000
11,595,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.020%, 11/5/2015	11,595,000
15,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 11/2/2015	15,000,000
18,670,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.030%, 11/2/2015	18,670,000
2,150,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.030%, 11/2/2015	2,150,000
7,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.020%, 11/5/2015	7,345,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.020%, 11/5/2015	$2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.020%, 11/5/2015	4,560,000
2,000,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.030%, 11/5/2015	2,000,000
9,600,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.010%, 11/4/2015	9,600,000
5,000,000		Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,010,800
4,000,000		St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds, 11/1/2016	4,013,880
7,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.010%, 11/5/2015	7,292,000
		TOTAL	117,301,680
		Missouri—1.0%
7,625,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.110%, 11/5/2015	7,625,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.210%, 11/5/2015	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.030%, 11/5/2015	26,000,000
15,300,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.010%, 11/4/2015	15,300,000
		TOTAL	60,925,000
		Multi-State—1.5%
10,525,000		FHLMC, (M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 11/5/2015	10,525,000
9,715,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 11/5/2015	9,715,000
11,415,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 11/5/2015	11,415,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.130%, 11/5/2015	44,300,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.090%, 11/5/2015	19,000,000
		TOTAL	94,955,000
		Nebraska—0.2%
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.040%, 11/5/2015	10,000,000
		Nevada—0.4%
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.010%, 11/5/2015	28,500,000
		New Jersey—4.1%
45,000,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	45,293,335
15,000,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	15,134,511
10,112,300		Marlboro Township, NJ, 1.00% BANs, 2/12/2016	10,130,930
6,819,575		Middletown Township, NJ, 1.00% BANs, 11/13/2015	6,820,845
16,050,110		Morristown, NJ, 1.00% BANs, 6/10/2016	16,110,146
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 11/5/2015	40,000,000
45,280,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (DBE-339) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	45,280,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	30,305,000
15,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	15,060,000
10,752,000		Paramus, NJ, 1.00% BANs, 2/19/2016	10,775,589
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,795,769
7,116,000		Watchung Borough, NJ, 1.00% BANs, 2/26/2016	7,130,296
6,647,000		Westwood, NJ, 1.00% BANs, 11/24/2015	6,649,933
		TOTAL	258,486,354
		New York—9.5%
20,000,000		Amherst, NY, 2.00% BANs, 11/10/2016	20,298,400
50,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.09% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 1/7/2016	50,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$42,380,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	$42,605,334
15,600,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	15,610,189
27,685,000		Liverpool, NY CSD, (Series 2015B), 1.00% BANs, 6/30/2016	27,812,860
3,270,000		Metropolitan Transportation Authority, NY, (Series 2002G-1G) Weekly VRDNs (TD Bank, N.A. LOC), 0.010%, 11/2/2015	3,270,000
6,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-1) Daily VRDNs (MTA Transportation Revenue)/(U.S. Bank, N.A. LOC), 0.010%, 11/2/2015	6,000,000
45,140,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/4/2015	45,140,000
9,240,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 11/5/2015	9,240,000
4,000,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/2/2015	4,000,000
19,500,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs (Barclays Bank PLC LIQ), 0.010%, 11/5/2015	19,500,000
21,135,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 11/2/2015	21,135,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 2015-XM0086) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 11/5/2015	3,000,000
23,065,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 11/2/2015	23,065,000
4,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 11/4/2015	4,000,000
4,900,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (Bank of New York Mellon LOC), 0.010%, 11/2/2015	4,900,000
24,400,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Bank of Montreal LIQ), 0.010%, 11/5/2015	24,400,000
40,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 11/2/2015	40,000,000
6,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 11/5/2015	6,760,000
3,750,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, (Series 2015-XF0256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 11/5/2015	3,750,000
10,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Barclays Bank PLC LOC), 0.010%, 11/4/2015	10,000,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/5/2015	2,900,000
4,500,000		New York State Energy Research & Development Authority, (Series 2005A-1) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 11/4/2015	4,500,000
15,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 11/2/2015	15,500,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 11/2/2015	19,000,000
10,000,000		New York State HFA, 855 6th Ave (Series 2014A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 11/4/2015	10,000,000
6,750,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 11/5/2015	6,750,000
15,000,000		New York State Urban Development Corp., State Facilities and Equipment (Series 2004A3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/5/2015	15,000,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank NA LIQ), 0.070%, 11/5/2015	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank NA LIQ), 0.070%, 11/5/2015	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank NA LIQ), 0.070%, 11/5/2015	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4), (Deutsche Bank Trust Co. LIQ), 0.120%, 11/5/2015	23,500,000
10,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	10,037,977
12,000,000		Orlando, FL Utilities Commission, (Series 2008-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/4/2015	12,000,000
11,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	11,058,384
18,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.020%, 11/2/2015	18,000,000
		TOTAL	600,233,144
		North Carolina—1.9%
20,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	20,000,000
20,000,000		Charlotte, NC, 0.30% CP, Mandatory Tender 3/22/2016	20,000,000
9,005,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/2/2015	9,005,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/5/2015	$5,000,000
7,820,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.020%, 11/5/2015	7,820,000
17,950,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.190%, 11/5/2015	17,950,000
955,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 11/4/2015	955,000
3,940,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	3,940,000
22,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.020%, 11/5/2015	22,500,000
4,015,000	[3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.14% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/7/2016	4,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.220%, 11/5/2015	1,000,000
7,490,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.010%, 11/4/2015	7,490,000
		TOTAL	119,675,000
		North Dakota—0.5%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 11/4/2015	29,124,000
		Ohio—1.4%
19,710,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.010%, 11/2/2015	19,710,000
9,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.010%, 11/5/2015	9,000,000
3,835,000		Franklin County, OH Hospital Facility Authority, (Series 2008F) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.020%, 11/5/2015	3,835,000
12,500,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.07% TOBs (Trinity Healthcare Credit Group), Optional Tender 12/1/2015	12,500,000
10,200,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 11/2/2015	10,200,000
20,500,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.010%, 11/2/2015	20,500,000
9,300,000		Ohio State University, (Series 2008B) Weekly VRDNs, 0.010%, 11/4/2015	9,300,000
3,700,000		Ohio State, (Series 2001B) Weekly VRDNs, 0.010%, 11/4/2015	3,700,000
		TOTAL	88,745,000
		Oklahoma—0.3%
14,700,000		Oklahoma Development Finance Authority, (INTEGRIS Obligated Group), MVRENs (Series B), 0.190%, 11/5/2015	14,700,000
5,370,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 11/5/2015	5,370,000
		TOTAL	20,070,000
		Pennsylvania—4.9%
3,800,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.020%, 11/5/2015	3,800,000
12,300,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.010%, 11/5/2015	12,300,000
2,000,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.040%, 11/5/2015	2,000,000
11,300,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 11/5/2015	11,300,000
4,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 11/5/2015	4,000,000
1,200,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 11/5/2015	1,200,000
12,000,000		Dallastown Area School District, PA, (Series of 2015) VRNs, 1.252%, 1/4/2016	12,050,373
19,545,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 11/4/2015	19,545,000
22,765,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.030%, 11/5/2015	22,765,000
9,115,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.020%, 11/5/2015	9,115,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$2,300,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.050%, 11/4/2015	$2,300,000
65,635,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.010%, 11/5/2015	65,635,000
42,000,000		Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.010%, 11/5/2015	42,000,000
82,020,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.090%, 11/5/2015	82,020,000
20,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.040%, 11/5/2015	20,000,000
1,000,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 11/5/2015	1,000,000
		TOTAL	311,030,373
		South Carolina—0.4%
10,000,000		Columbia, SC Waterworks & Sewer System, (Series 2009) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 11/5/2015	10,000,000
10,000,000		Lexington, SC, 2.25% BANs (Lexington, SC Water & Sewage), 12/1/2015	10,016,393
3,540,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.110%, 11/5/2015	3,540,000
4,425,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	4,425,000
		TOTAL	27,981,393
		Tennessee—3.5%
5,000,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 11/4/2015	5,000,000
365,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 11/4/2015	365,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.190%, 11/5/2015	35,095,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.06% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 1/14/2016	25,000,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.100%, 12/1/2015	12,500,000
4,300,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	4,300,000
55,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 11/2/2015	55,000,000
64,850,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 11/2/2015	64,850,000
17,200,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 11/5/2015	17,200,000
		TOTAL	219,310,000
		Texas—9.8%
20,000,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 11/5/2015	20,000,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.020%, 11/5/2015	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.040%, 11/5/2015	24,150,000
10,100,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 11/5/2015	10,100,000
8,900,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 11/5/2015	8,900,000
5,000,000		Garland, TX, Electric Utility System (Series 2014), 0.05% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 12/8/2015	5,000,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Certificates (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.020%, 11/5/2015	13,650,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.07% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/17/2016	34,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/6/2016	30,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2016	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.25% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/1/2016	57,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$4,560,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 11/2/2015	$4,560,000
13,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 11/2/2015	13,000,000
5,400,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 11/2/2015	5,400,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 11/5/2015	11,000,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.080%, 11/5/2015	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.020%, 11/5/2015	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 11/5/2015	18,965,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 11/5/2015	40,000,000
25,660,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-626) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.130%, 11/5/2015	25,660,000
77,900,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 11/5/2015	77,900,000
8,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 11/2/2015	8,300,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 11/4/2015	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 11/4/2015	21,000,000
16,750,000		San Antonio, TX Electric & Gas System, (Series A), 0.08% CP, Mandatory Tender 2/11/2016	16,750,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.010%, 11/5/2015	15,000,000
14,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.210%, 11/5/2015	14,000,000
8,285,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 11/4/2015	8,285,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.010%, 11/5/2015	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 11/5/2015	16,000,000
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 11/5/2015	23,000,000
10,065,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.030%, 11/4/2015	10,065,000
		TOTAL	616,165,000
		Utah—0.5%
8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.210%, 11/5/2015	8,100,000
24,000,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.210%, 11/5/2015	24,000,000
		TOTAL	32,100,000
		Vermont—0.2%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 11/5/2015	14,350,000
		Virginia—3.1%
10,705,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.190%, 11/5/2015	10,705,000
4,000,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.020%, 11/5/2015	4,000,000
5,815,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.010%, 11/4/2015	5,815,000
4,900,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 11/4/2015	4,900,000
4,000,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 11/4/2015	4,000,000
17,865,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	17,865,000
24,065,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	24,065,000
4,325,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.020%, 11/5/2015	4,325,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$7,000,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), 7 Month Windows MVRENs (Series 2010B), 0.210%, 11/5/2015	$7,000,000
9,125,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.210%, 11/5/2015	9,125,000
5,000,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.010%, 11/5/2015	5,000,000
57,850,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.16% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 12/3/2015	57,850,000
14,000,000		Virginia College Building Authority, (Liberty University, Inc.), 0.190%, 11/3/2015	14,000,000
8,550,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.010%, 11/4/2015	8,550,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.04% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/17/2015	10,000,000
9,145,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.010%, 11/2/2015	9,145,000
		TOTAL	196,345,000
		Washington—1.0%
24,845,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, PUTTERs (Series 2856Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 11/5/2015	24,845,000
15,000,000		King County, WA Sewer System, (Series 2001A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.010%, 11/4/2015	15,000,000
7,000,000		King County, WA Sewer System, (Series 2001B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.010%, 11/4/2015	7,000,000
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 11/5/2015	3,340,000
12,450,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.050%, 11/4/2015	12,450,000
		TOTAL	62,635,000
		West Virginia—1.2%
50,925,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.040%, 11/5/2015	50,925,000
22,100,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.020%, 11/5/2015	22,100,000
		TOTAL	73,025,000
		Wisconsin—4.8%
5,300,000		Green Bay, WI Area Public School District, 2.00% Bonds, 4/1/2016	5,335,029
24,000,000		Milwaukee, WI, (Series 2012 C-6), 0.080%, 12/16/2015	24,000,000
8,195,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.030%, 11/5/2015	8,195,000
28,105,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.16% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/8/2015	28,105,000
18,300,000		Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.190%, 11/5/2015	18,300,000
12,200,000		Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.210%, 11/5/2015	12,200,000
15,070,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 11/5/2015	15,070,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.200%, 11/5/2015	3,770,000
4,265,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.030%, 11/5/2015	4,265,000
182,830,000		Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.080%—0.150%, 11/4/2015 - 1/8/2016	182,830,000
		TOTAL	302,070,029
		TOTAL INVESTMENTS—103.6% (AT AMORTIZED COST)[5]	6,524,449,778
		OTHER ASSETS AND LIABILITIES - NET—(3.6)%[6]	(226,514,760)
		TOTAL NET ASSETS—100%	$6,297,935,018

At October 31, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $1,652,785,000, which represented 26.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $1,648,770,000, which represented 26.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.14% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/7/2016	3/27/2014	$4,015,000	$4,015,000
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
14
Federated Treasury Obligations Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Shares			Value
		REPURCHASE AGREEMENTS—64.2%
$1,000,000,000		Interest in $1,950,000,000 joint repurchase agreement 0.07%, dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,950,011,375 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,989,011,610.	$1,000,000,000
1,200,000,000	[1]	Repurchase agreement 0.08%, dated 10/6/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,200,154,667 on 12/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,224,070,721.	1,200,000,000
350,000,000	[1]	Repurchase agreement 0.16%, dated 8/10/2015 under which Bank of Montreal will repurchase securities provided as collateral for $350,132,222 on 11/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $357,133,357.	350,000,000
400,000,000	[1]	Repurchase agreement 0.28%, dated 6/15/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,855,556 on 3/16/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $408,444,268.	400,000,000
250,000,000		Repurchase agreement 0.08%, dated 10/30/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $255,001,744.	250,000,000
500,000,000		Repurchase agreement 0.07%, dated 10/29/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,006,806 on 11/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,003,967.	500,000,000
300,000,000		Repurchase agreement 0.08%, dated 10/30/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $300,002,000 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2021 and the market value of those underlying securities was $306,002,090.	300,000,000
1,429,812,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $4,080,027,214.	1,429,812,000
400,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,500,011,250 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,004,009.	400,000,000
102,000,000		Repurchase agreement 0.09%, dated 10/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase a security provided as collateral for $102,000,765 on 11/2/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 4/30/2016 and the market value of that underlying security was $104,043,036.	102,000,000
3,000,000,000		Repurchase agreement 0.05%, dated 10/30/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $3,000,012,500 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $3,000,012,520.	3,000,000,000
300,000,000		Repurchase agreement 0.06%, dated 10/29/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,003,500 on 11/5/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $306,004,140.	300,000,000
295,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.08%, dated 10/22/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,021,333 on 11/23/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $306,008,914.	295,000,000
300,000,000	[1]	Repurchase agreement 0.10%, dated 10/22/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,050,000 on 12/21/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $306,008,856.	300,000,000
115,000,000	[1]	Repurchase agreement 0.13%, dated 9/18/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $115,031,976 on 12/4/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $117,322,409.	115,000,000
1

Principal Shares			Value
		REPURCHASE AGREEMENTS—continued
$98,095,000		Repurchase agreement 0.07%, dated 10/30/2015 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $98,095,572 on 11/2/2015. The security provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, was a U.S. Treasury security maturing on 1/15/2016 and the market value of that underlying security was $100,062,774.	$98,095,000
500,000,000		Repurchase agreement 0.07%, dated 10/30/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,006,806 on 11/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,000,628.	500,000,000
250,000,000	[1]	Repurchase agreement 0.09%, dated 10/13/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,018,750 on 11/12/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2020 and the market value of those underlying securities was $255,012,923.	250,000,000
200,000,000		Repurchase agreement 0.07%, dated 10/30/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase a security provided as collateral for $200,001,167 on 11/2/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 7/15/2016 and the market value of that underlying security was $204,001,266.	200,000,000
2,000,000,000		Repurchase agreement 0.07%, dated 10/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,011,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $2,040,011,902.	2,000,000,000
100,000,000		Interest in $400,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,002,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $408,002,751.	100,000,000
447,861,000		Repurchase agreement 0.08%, dated 10/30/2015 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $447,863,986 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $456,770,965.	447,861,000
480,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/27/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,007,778 on 11/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,006,868.	480,000,000
1,000,000,000		Repurchase agreement 0.08%, dated 10/28/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,015,556 on 11/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,020,011,334.	1,000,000,000
325,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,007,778 on 11/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,004,589.	325,000,000
250,000,000		Repurchase agreement 0.09%, dated 10/1/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,020,000 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $255,020,400.	250,000,000
500,000,000	[1]	Repurchase agreement 0.09%, dated 10/2/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,043,750 on 11/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,039,589.	500,000,000
800,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,007,500 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,007,745.	800,000,000
240,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 10/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,022,917 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $255,002,833.	240,000,000
400,000,000		Repurchase agreement 0.06%, dated 10/28/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,004,667 on 11/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $408,003,414.	400,000,000
400,000,000		Interest in $600,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $600,004,000 on 11/2/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 10/31/2019 and the market value of that underlying security was $612,004,085.	400,000,000
2

Principal Shares			Value
		REPURCHASE AGREEMENTS—continued
$350,000,000	[1]	Repurchase agreement 0.11%, dated 10/23/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,033,153 on 11/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2020 and the market value of those underlying securities was $357,010,971.	$350,000,000
		TOTAL REPURCHASE AGREEMENTS	18,282,768,000
		U.S. TREASURY—37.3%
1,750,000,000	[2]	United States Treasury Bills, 0.060% - 0.070%, 1/7/2016	1,749,783,229
350,000,000	[2]	United States Treasury Bills, 0.070% - 0.080%, 1/14/2016	349,947,000
225,000,000	[2]	United States Treasury Bills, 0.175%, 4/28/2016	224,804,219
195,000,000	[2]	United States Treasury Bills, 0.200%, 2/18/2016	194,881,917
1,268,500,000	[3]	United States Treasury Floating Rate Notes, 0.065% - 0.134%, 11/3/2015	1,268,655,178
445,800,000		United States Treasury Notes, 0.250% - 2.125%, 12/31/2015	446,899,219
475,000,000		United States Treasury Notes, 0.250%, 4/15/2016	474,790,408
1,001,000,000		United States Treasury Notes, 0.375% - 2.000%, 1/31/2016	1,005,179,516
943,000,000		United States Treasury Notes, 0.375% - 2.625%, 4/30/2016	949,419,892
573,500,000		United States Treasury Notes, 0.375% - 4.500%, 2/15/2016	577,102,206
88,600,000		United States Treasury Notes, 0.375%, 11/15/2015	88,607,330
388,500,000		United States Treasury Notes, 0.375%, 3/15/2016	388,706,608
85,000,000		United States Treasury Notes, 0.625%, 8/15/2016	85,142,577
237,000,000		United States Treasury Notes, 1.500%, 6/30/2016	238,737,817
241,650,000		United States Treasury Notes, 1.500%, 7/31/2016	243,712,291
571,000,000		United States Treasury Notes, 1.750% - 3.250%, 5/31/2016	577,693,854
357,000,000		United States Treasury Notes, 2.125% - 2.625%, 2/29/2016	359,517,840
1,367,907,000		United States Treasury Notes, 2.250% - 2.375%, 3/31/2016	1,379,456,680
		TOTAL U.S. TREASURY	10,603,037,781
		TOTAL INVESTMENTS—101.5% (AT AMORTIZED COST)[4]	28,885,805,781
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[5]	(425,365,574)
		TOTAL NET ASSETS—100%	$28,460,440,207
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
4
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—82.6%
$20,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 10/30/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $100,000,583 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $102,000,666.	$20,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 0.06%, dated 10/30/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,500 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $102,000,510.	20,000,000
175,000,000		Interest in $1,950,000,000 joint repurchase agreement 0.07%, dated 10/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,950,011,375 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,989,011,610.	175,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 10/30/2015 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,583 on 11/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $102,001,875.	20,000,000
61,854,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $4,080,027,214.	61,854,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,500,011,250 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,004,009.	100,000,000
5,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.08%, dated 10/22/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,021,333 on 11/23/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $306,008,914.	5,000,000
100,000,000		Interest in $400,000,000 joint repurchase agreement 0.08%, dated 10/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,002,667 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $408,002,751.	100,000,000
20,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/27/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,007,778 on 11/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,006,868.	20,000,000
30,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,007,778 on 11/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,004,589.	30,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,007,500 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,007,745.	100,000,000
10,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 10/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,022,917 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $255,002,833.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	661,854,000
		U.S. TREASURY—20.5%
75,000,000	[2]	United States Treasury Bills, 0.060%, 1/7/2016	74,991,625
9,000,000	[2]	United States Treasury Bills, 0.175%, 4/28/2016	8,992,169
5,000,000	[2]	United States Treasury Bills, 0.200%, 2/18/2016	4,996,972
21,500,000	[3]	United States Treasury Floating Rate Notes, 0.065% - 0.134%, 11/3/2015	21,506,936
2,250,000		United States Treasury Notes, 0.250% - 2.125%, 12/31/2015	2,255,454
5,000,000		United States Treasury Notes, 0.250%, 4/15/2016	4,998,098
12,457,000		United States Treasury Notes, 0.375% - 2.000%, 4/30/2016	12,543,135
1

Principal Amount		Value
	U.S. TREASURY—continued
$4,000,000	United States Treasury Notes, 0.375% - 4.500%, 2/15/2016	$4,043,268
600,000	United States Treasury Notes, 0.375%, 11/15/2015	600,050
1,000,000	United States Treasury Notes, 0.375%, 3/15/2016	1,000,334
2,750,000	United States Treasury Notes, 1.500%, 7/31/2016	2,773,469
8,000,000	United States Treasury Notes, 1.750%, 5/31/2016	8,067,651
3,000,000	United States Treasury Notes, 2.000%, 1/31/2016	3,013,445
4,000,000	United States Treasury Notes, 2.125% - 2.625%, 2/29/2016	4,030,167
10,000,000	United States Treasury Notes, 2.250% - 2.375%, 3/31/2016	10,084,383
	TOTAL	163,897,156
	TOTAL U.S. TREASURY	163,897,156
	TOTAL INVESTMENTS—103.1% (AT AMORTIZED COST)[4]	825,751,156
	OTHER ASSETS AND LIABILITIES - NET—(3.1)%[5]	(24,770,949)
	TOTAL NET ASSETS—100%	$800,980,207
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2015